UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-881

                            Columbia Funds Trust III
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
                    ----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-617-772-3698

                   Date of fiscal year end: September 30, 2005

                  Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                         [PHOTO OF MAN HOLDING A PAPER]



                                                    COLUMBIA LIBERTY
                                                          FUND

                                                      ANNUAL REPORT
                                                   SEPTEMBER 30, 2005

TABLE OF CONTENTS

PERFORMANCE INFORMATION ..................................................     1

FUND PROFILE .............................................................     2

UNDERSTANDING YOUR EXPENSES ..............................................     3

ECONOMIC UPDATE ..........................................................     4

PORTFOLIO MANAGERS' REPORT ...............................................     5

INVESTMENT PORTFOLIO .....................................................     7

STATEMENT OF ASSETS AND LIABILITIES ......................................    21

STATEMENT OF OPERATIONS ..................................................    22

STATEMENT OF CHANGES IN NET ASSETS .......................................    23

NOTES TO FINANCIAL STATEMENTS ............................................    25

FINANCIAL HIGHLIGHTS .....................................................    32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................    36

UNAUDITED INFORMATION ....................................................    37

TRUSTEES .................................................................    38

OFFICERS .................................................................    40

IMPORTANT INFORMATION ABOUT THIS REPORT ..................................    41

The views expressed in the President's Message and Portfolio Managers' Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

  NOT FDIC  |   MAY LOSE VALUE
  INSURED   |  NO BANK GUARANTEE


PRESIDENT'S MESSAGE ____________________________________________________________
                                                           COLUMBIA LIBERTY FUND

DEAR SHAREHOLDER:

[Photo of Christopher L. Wilson]

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund managers on key factors that influenced performance. We encourage you to read the manager reports carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.


Sincerely,

/s/ Christopher L. Wilson

Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the Legal and Compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

PERFORMANCE OF A $10,000 INVESTMENT
10/01/95 - 09/30/05 ($)

  SALES CHARGE     WITHOUT          WITH
-------------------------------------------
  CLASS A          19,295          18,186
-------------------------------------------
  CLASS B          17,923          17,923
-------------------------------------------
  CLASS C          17,907          17,907
-------------------------------------------
  CLASS Z          20,609            N/A

PERFORMANCE INFORMATION ________________________________________________________
                                                           COLUMBIA LIBERTY FUND


GROWTH OF A $10,000 INVESTMENT 10/01/95 - 09/30/05

                                [MOUNTAIN CHART]

   CLASS A SHARES
   WITHOUT SALES        CLASS A SHARES                           LEHMAN BROTHERS
       CHARGE          WITH SALES CHARGE     S&P 500 INDEX    AGGREGATE BOND INDEX
   --------------      -----------------     -------------    --------------------
10/95 10000.00              9425.00            10000.00             10000.00
      10130.00              9320.00             9964.00              9889.00
      10282.00              9654.00            10401.00             10243.00
      10426.00              9659.00            10602.00             10248.00
      10495.00              9974.00            10963.00             10582.00
      10312.00             10108.00            11065.00             10725.00
      10240.00             10089.00            11171.00             10705.00
      10183.00             10281.00            11335.00             10908.00
      10162.00             10484.00            11627.00             11124.00
      10298.00             10378.00            11672.00             11011.00
      10326.00              9900.00            11156.00             10504.00
      10309.00             10162.00            11391.00             10781.00
      10488.00             10593.00            12032.00             11240.00
      10721.00             10821.00            12365.00             11481.00
      10904.00             11357.00            13299.00             12050.00
      10803.00             11277.00            13036.00             11965.00
      10836.00             11618.00            13851.00             12327.00
      10863.00             11654.00            13959.00             12365.00
      10743.00             11215.00            13385.00             11899.00
      10904.00             11654.00            14184.00             12365.00
      11007.00             12399.00            15048.00             13155.00
      11138.00             12964.00            15722.00             13755.00
      11439.00             13885.00            16974.00             14732.00
      11342.00             13529.00            16023.00             14355.00
      11509.00             14229.00            16901.00             15097.00
      11676.00             13725.00            16337.00             14562.00
      11729.00             13958.00            17093.00             14810.00
      11848.00             14215.00            17387.00             15082.00
      11999.00             14244.00            17580.00             15113.00
      11990.00             15051.00            18848.00             15969.00
      12031.00             15399.00            19813.00             16338.00
      12093.00             15556.00            20013.00             16505.00
      12208.00             15371.00            19668.00             16309.00
      12312.00             15629.00            20467.00             16583.00
      12338.00             15471.00            20250.00             16415.00
      12539.00             13952.00            17322.00             14803.00
      12832.00             14454.00            18432.00             15336.00
      12764.00             14973.00            19931.00             15887.00
      12837.00             15636.00            21139.00             16590.00
      12875.00             16084.00            22356.00             17065.00
      12967.00             16310.00            23291.00             17305.00
      12740.00             15735.00            22566.00             16695.00
      12810.00             16037.00            23469.00             17015.00
      12851.00             16386.00            24377.00             17386.00
      12738.00             16219.00            23802.00             17209.00
      12697.00             16763.00            25123.00             17785.00
      12643.00             16380.00            24339.00             17380.00
      12636.00             16212.00            24220.00             17201.00
      12783.00             16011.00            23556.00             16987.00
      12830.00             16609.00            25047.00             17623.00
      12829.00             16917.00            25556.00             17949.00
      12767.00             17482.00            27061.00             18548.00
      12725.00             17015.00            25703.00             18053.00
      12879.00             17049.00            25217.00             18089.00
      13049.00             18016.00            27683.00             19115.00
      13011.00             17825.00            26850.00             18912.00
      13005.00             17372.00            26299.00             18432.00
      13275.00             17817.00            26949.00             18904.00
      13396.00             17765.00            26528.00             18849.00
      13590.00             18673.00            28176.00             19812.00
      13676.00             17948.00            26688.00             19043.00
      13766.00             17966.00            26576.00             19062.00
      13992.00             17089.00            24482.00             18132.00
      14252.00             17289.00            24602.00             18344.00
      14486.00             17642.00            25475.00             18718.00
      14612.00             16525.00            23152.00             17534.00
      14685.00             15769.00            21684.00             16731.00
      14623.00             16459.00            23369.00             17463.00
      14711.00             16400.00            23525.00             17400.00
      14767.00             16133.00            22954.00             17117.00
      15098.00             16133.00            22729.00             17117.00
      15271.00             15537.00            21306.00             16485.00
      15450.00             14865.00            19585.00             15771.00
      15773.00             15024.00            19959.00             15940.00
      15555.00             15643.00            21489.00             16597.00
      15456.00             15644.00            21679.00             16599.00
      15581.00             15463.00            21362.00             16406.00
      15732.00             15282.00            20950.00             16214.00
      15471.00             15624.00            21737.00             16577.00
      15771.00             15260.00            20420.00             16191.00
      15905.00             15260.00            20269.00             16191.00
      16042.00             14593.00            18826.00             15483.00
      16236.00             13842.00            17359.00             14686.00
      16510.00             13923.00            17472.00             14773.00
      16778.00             13009.00            15573.00             13802.00
      16701.00             13642.00            16943.00             14474.00
      16696.00             14152.00            17941.00             15016.00
      17041.00             13750.00            16888.00             14589.00
      17057.00             13484.00            16446.00             14306.00
      17292.00             13299.00            16199.00             14110.00
      17278.00             13335.00            16356.00             14148.00
      17421.00             14015.00            17704.00             14870.00
      17746.00             14716.00            18637.00             15613.00
      17710.00             14874.00            18875.00             15782.00
      17115.00             14812.00            19208.00             15716.00
      17228.00             15040.00            19582.00             15958.00
      17684.00             15024.00            19375.00             15940.00
      17520.00             15461.00            20471.00             16404.00
      17562.00             15586.00            20651.00             16537.00
      17741.00             16142.00            21734.00             17127.00
      17883.00             16373.00            22133.00             17372.00
      18076.00             16604.00            22441.00             17617.00
      18212.00             16589.00            22102.00             17601.00
      17738.00             16125.00            21755.00             17108.00
      17667.00             16209.00            22053.00             17197.00
      17768.00             16458.00            22481.00             17462.00
      17944.00             16076.00            21737.00             17057.00
      18287.00             16162.00            21824.00             17147.00
      18336.00             16364.00            22060.00             17362.00
      18490.00             16598.00            22397.00             17610.00
      18342.00             17109.00            23304.00             18152.00
      18511.00             17566.00            24097.00             18637.00
      18628.00             17351.00            23509.00             18410.00
      18518.00             17608.00            24002.00             18682.00
      18423.00             17351.00            23577.00             18409.00
      18672.00             17179.00            23129.00             18227.00
      18874.00             17524.00            23865.00             18594.00
      18977.00             17593.00            23898.00             18666.00
      18805.00             17918.00            24787.00             19011.00
      19045.00             17983.00            24562.00             19080.00
09/05 18852.00             18186.00            24755.00             19295.00

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Liberty Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Standard & Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 09/30/05 (%)



  SHARE CLASS             A                   B                 C               Z
--------------------------------------------------------------------------------------
  INCEPTION           04/30/82            05/05/92          08/01/97        07/31/95
--------------------------------------------------------------------------------------
  SALES CHARGE   WITHOUT     WITH     WITHOUT   WITH     WITHOUT   WITH      WITHOUT
--------------------------------------------------------------------------------------
  1-YEAR          11.12       4.74    10.30      5.30     10.33     9.33     11.33
--------------------------------------------------------------------------------------
  5-YEAR           0.26      -0.92    -0.47     -0.80     -0.49    -0.49      0.49
--------------------------------------------------------------------------------------
  10-YEAR          6.79       6.16     6.01      6.01      6.00     6.00      7.50


THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.

PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES. CLASS Z SHARES HAVE LIMITED ELIGIBILITY AND THE INVESTMENT MINIMUM REQUIREMENT MAY VARY. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.

Class C is a newer class of shares. Its performance information includes returns of the Fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class A shares were initially offered on April 30, 1982, class B shares were initially offered on May 5, 1992, class C shares were initially offered on August 1, 1997 and class Z shares were initially offered on July 31, (1995.)

SUMMARY

o FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2005, THE FUND'S CLASS A SHARES RETURNED 11.12% WITHOUT SALES CHARGE.

o IN KEEPING WITH OUR EXPECTATIONS, THE FUND'S RETURN FELL BETWEEN THOSE OF ITS TWO BENCHMARKS, THE S&P 500 INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX. THE FUND INVESTS IN A MIX OF STOCKS AND BONDS. THE FUND'S RETURN WAS HIGHER THAN THE 10.81% AVERAGE RETURN OF ITS PEER GROUP, THE MORNINGSTAR(R) MODERATE ALLOCATION CATEGORY.

o AN EMPHASIS ON STOCKS BUOYED THE FUND'S RETURN BECAUSE STOCKS OUTPERFORMED BONDS FOR THE PERIOD.

                          [UP ARROW]             [UP ARROW]

                        CLASS A SHARES            S&P 500
                                                   INDEX
                            11.12%                 12.25%


                                   [UP ARROW]

                                LEHMAN BROTHERS
                              AGGREGATE BOND INDEX
                                     2.80%

                                    OBJECTIVE
                             Seeks primarily income
                               and capital growth

                                TOTAL NET ASSETS
                                 $682.7 million

FUND PROFILE ___________________________________________________________________
                                                           COLUMBIA LIBERTY FUND

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed, and the composition of its portfolio will change over time.

TOP 5 EQUITY SECTORS AS OF 09/30/05 (%)

  FINANCIALS                          13.6
--------------------------------------------
  INFORMATION TECHNOLOGY              10.4
--------------------------------------------
  HEALTH CARE                          8.2
--------------------------------------------
  ENERGY                               7.2
--------------------------------------------
  INDUSTRIALS                          7.2

TOP 10 EQUITY HOLDINGS
AS OF 09/30/05 (%)

  GENERAL ELECTRIC                     1.4
--------------------------------------------
  EXXON MOBIL                          1.2
--------------------------------------------
  MICROSOFT                            1.1
--------------------------------------------
  CONOCOPHILLIPS                       1.0
--------------------------------------------
  HALLIBURTON                          0.9
--------------------------------------------
  CITIGROUP                            0.9
--------------------------------------------
  MERRILL LYNCH                        0.9
--------------------------------------------
  AMERICAN INTERNATIONAL GROUP         0.9
--------------------------------------------
  INTERNATIONAL BUSINESS MACHINES      0.9
--------------------------------------------
  JOHNSON & JOHNSON                    0.9

PORTFOLIO STRUCTURE AS OF 09/30/05 (%)

  COMMON STOCK                        63.7
--------------------------------------------
  MORTGAGE-BACKED SECURITIES           9.4
--------------------------------------------
  CORPORATE FIXED-INCOME
    BONDS & NOTES                      9.1
--------------------------------------------
  GOVERNMENT AGENCIES & OBLIGATIONS    5.7
--------------------------------------------
  CASH, NET RECEIVABLES & PAYABLES     4.5
--------------------------------------------
  ASSET-BACKED SECURITIES              3.5
--------------------------------------------
  COMMERCIAL MORTGAGE-
    BACKED SECURITIES                  2.5
--------------------------------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS  1.6

Portfolio structure, sector breakdowns and portfolio holdings are calculated as a percentage of net assets.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA MANAGEMENT SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT WWW.COLUMBIAFUNDS.COM OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611.

o FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE.

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6.

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD.

UNDERSTANDING YOUR EXPENSES ____________________________________________________
                                                           COLUMBIA LIBERTY FUND

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

04/01/05 - 09/30/05



                   ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE            EXPENSES PAID           FUND'S ANNUALIZED
                BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)       DURING THE PERIOD ($)       EXPENSE RATIO (%)
------------------------------------------------------------------------------------------------------------------------------
                 ACTUAL       HYPOTHETICAL       ACTUAL      HYPOTHETICAL     ACTUAL      HYPOTHETICAL
------------------------------------------------------------------------------------------------------------------------------
  CLASS A       1,000.00       1,000.00         1,047.98       1,019.45        5.75          5.67                1.12
------------------------------------------------------------------------------------------------------------------------------
  CLASS B       1,000.00       1,000.00         1,044.12       1,015.69        9.58          9.45                1.87
------------------------------------------------------------------------------------------------------------------------------
  CLASS C       1,000.00       1,000.00         1,044.22       1,015.69        9.58          9.45                1.87
------------------------------------------------------------------------------------------------------------------------------
  CLASS Z       1,000.00       1,000.00         1,049.89       1,020.61        4.57          4.51                0.89


Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

SUMMARY

FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2005

o DESPITE BOUTS OF VOLATILITY, THE BROAD STOCK MARKET GENERATED A DOUBLE-DIGIT RETURN FOR THE PERIOD. THE S&P 500 INDEX RETURNED 12.25%. AS THE ECONOMY EXPANDED, SMALL-CAP STOCKS OUTPERFORMED LARGE-CAP STOCKS, AS MEASURED BY THE RUSSELL 2000 INDEX.

                      [UP ARROW]             [UP ARROW]

                     S&P 500 INDEX       RUSSELL 2000 INDEX
                        12.25%                 17.95%

o INVESTMENT-GRADE BONDS CHALKED UP MODEST GAINS AS MEASURED BY THE LEHMAN BROTHERS AGGREGATE BOND INDEX. HIGH-YIELD BONDS LED THE FIXED INCOME MARKETS, AS MEASURED BY THE MERRILL LYNCH US HIGH YIELD, CASH PAY INDEX.

                     [UP ARROW]             [UP ARROW]

                    LEHMAN INDEX        MERRILL LYNCH INDEX
                       2.80%                   6.69%

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.

The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

The MSCI EAFE Index is an unmanaged market-weighted index composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East.

ECONOMIC UPDATE ________________________________________________________________
                                                           COLUMBIA LIBERTY FUND

The US economy moved ahead at a healthy pace during the 12-month period that began October 1, 2004 and ended September 30, 2005. Gross domestic product (GDP) expanded at an annualized rate of 3.8% as job growth helped sustain consumer spending and rising profits boosted business spending. Employment data was solid, even in light of Hurricanes Katrina and Rita, which disrupted the labor market near the end of the period. During the first 11 months of the period, the economy added an average of 185,000 new jobs each month. In September, 8,000 jobs were lost as a direct result of the Gulf Coast floods, and the unemployment rate rose from 4.9% to 5.1%. However, the number of jobs lost was lower than originally estimated - and considerably lower than expected.

Energy prices weighed on economic growth as the period wore on. The first signs of relief came in September as the price of crude oil retreated from a record high of $69.81 a barrel. Signs of slower growth cropped up in retail spending. And, consumer confidence readings dipped in July and fell sharply in September. The decline was the largest in 25 years, according to the University of Michigan's monthly survey.

Despite these setbacks, the latest data on the economy suggest that it has retained momentum. Manufacturing activity remained strong, and business activity in non-manufacturing industries continued to expand, although the pace slowed in September.

DESPITE VOLATILITY, STOCKS MOVED AHEAD

The S&P 500 Index--a broad measure of large company stock market performance--returned 12.25% for this reporting period. The double-digit gain masked considerable volatility. Early in the period, stocks rallied after the presidential election then again in response to positive economic news midway through the period and in the aftermath of two hurricanes. These rallies, however, alternated with declines linked to higher energy prices, rising interest rates and weakening consumer confidence. Small- and mid-cap stocks outperformed large-cap stocks. Value stocks led growth stocks except among small caps, where growth gained a small advantage over value.

Foreign stock markets outperformed the broad US market. The MSCI EAFE Index, which measures stock market performance in developed markets outside the United States, returned 25.79% for the 12-month period.

BONDS DELIVERED MODEST GAINS

The US bond market delivered positive but modest returns despite steadily rising short-term interest rates and higher long-term rates in the final months of the period. Interest rates and bond prices move in opposite directions. The Lehman Brothers Aggregate Bond Index, a broad measure of the performance of investment-grade bonds returned 2.80% for the 12-month period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at just over 4.3%--slightly higher than where it started the period. High-yield bonds led the fixed income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 6.69%.

SHORT-TERM INTEREST RATES MOVED HIGHER

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 1.75% to 3.75% during the period. In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, Fed Chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth and we believe that the Fed is likely to continue to raise short-term interest rates into the first half of 2006.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

NET ASSET VALUE PER SHARE
AS OF 09/30/05 ($)

  CLASS A                           8.36
------------------------------------------
  CLASS B                           8.36
------------------------------------------
  CLASS C                           8.34
------------------------------------------
  CLASS Z                           8.88

DISTRIBUTIONS DECLARED PER SHARE
AS OF 10/01/04 - 09/30/05 ($)

  CLASS A                           0.17
------------------------------------------
  CLASS B                           0.11
------------------------------------------
  CLASS C                           0.11
------------------------------------------
  CLASS Z                           0.19

PORTFOLIO MANAGERS' REPORT _____________________________________________________
                                                           COLUMBIA LIBERTY FUND

For the 12-month period ended September 30, 2005, Columbia Liberty Fund class A shares returned 11.12% without sales charge. The fund's return fell between that of its two benchmarks, the S&P 500 Index, which returned 12.25%, and the Lehman Brothers Aggregate Bond Index, which returned 2.80%. The fund invests in a mix of stocks and bonds. The fund's return was higher than the 10.81% average return of its peer group, the Morningstar(R) Moderate Allocation Category. 1

FINANCIAL MARKETS BUOYED BY FAVORABLE ENVIRONMENT

Steady economic growth, rising corporate profits and relatively low interest rates lifted the financial markets in the United States and around the world during the reporting period. Most of the gains for stocks came in the fourth quarter of 2004. Most of the gains for bonds came in the first half of 2005. Since then, the broad market averages have reflected a less rewarding environment. Rising energy prices and the economic fallout of two major Gulf Coast hurricanes appeared to dampen investor enthusiasm for sectors of the stock market that are linked to economic growth. Intermediate and long-term interest rates edged higher and dampened bond-market returns late in the period.

STOCK ALLOCATIONS DROVE FUND PERFORMANCE

Both the US and foreign stock markets delivered strong returns for the 12-month reporting period and the fund's stock positions reflected those gains. More than 63% of the fund's assets were invested in large-cap stocks, which were solid performers even though they trailed small- and mid-cap stocks for the period. Within large-caps, value stocks continued to hold a performance advantage over growth stocks.

Stock market performance was generally stronger outside the United States and the fund's 11% position in international stocks made a positive contribution to performance. The fund's international stocks returned 29.78% for the period, beat its benchmark, the MSCI EAFE Index, which returned 25.79%.

The fixed income markets trailed the equity markets for the reporting period as rising interest rates put a damper on returns late in the period. The return of the portion of the fund allocated to fixed income was in the low single digits but slightly higher than the return of its Lehman benchmark.

INCREASED CASH POSITION AS A DEFENSIVE MOVE

Few changes were made to the fund's overall asset allocations for the period. We reduced exposure to large-cap value stocks because valuations have risen as the group has outperformed, and we believe that growth stocks may be positioned for a market rotation. In fact, we cut back slightly on the fund's overall exposure to stocks, both US and foreign, and also reduced the fund's exposure to bonds by about one half of one percentage point. We raised the fund's cash position from approximately 2.2% to 4.4% in an effort to create a cushion against a potentially weakening economy and rising interest rates.

1 (C)2005, Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

WE RAISED THE FUND'S CASH POSITION FROM AROUND 2.2% TO 4.4% IN AN EFFORT TO CREATE A CUSHION AGAINST A POTENTIALLY WEAKENING ECONOMY AND RISING INTEREST RATES.

________________________________________________________________________________
                                                           COLUMBIA LIBERTY FUND

LOOKING AHEAD

Rising energy prices have begun to cool economic growth. The full economic impact of two devastating hurricanes late in the period has yet to be assessed. Yet recent data support our view that economic growth still has momentum in the United States and around the world. If gasoline and energy prices retreat and the labor markets remain resilient, we believe that economic growth can be sustained. We believe the fund is positioned to take advantage of growth, if it continues, but have also added defensive positions that should help the fund weather a weaker environment.


                                   Vikram Kuriyan, PhD is the lead manager for Columbia Liberty Fund and has managed the fund since August 2005. He has been with the advisor or its predecessors or affiliate organizations since 2000.


                                   /s/ Vikram Kuriyan

                                   Karen Wurdack has co-managed the fund since
                                   August 2005 and has been with the advisor or its predecessors or affiliate organizations since 1993.


                                   /s/ Karen Wurdack

                                   Dr. Kuriyan and Ms. Wurdack are responsible for allocating the fund's assets among the various asset classes. The investment decisions for each asset class are made by investment professionals with particular expertise in that class.


Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

International investing may involve certain risks, including, but not limited to, foreign taxation, currency fluctuations, risks associated with possible differences in financial markets and other monetary and political risks.

INVESTMENT PORTFOLIO ___________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



COMMON STOCKS - 63.7%
CONSUMER DISCRETIONARY - 6.6%                                                                            SHARES         VALUE ($)
---------------------------------------------------    --------------------------------------------------------------------------
                             AUTO COMPONENTS - 0.1%    Johnson Controls, Inc.                            15,400           955,570
                                                                                          Auto Components Total           955,570
                                                       --------------------------------------------------------------------------
                                 AUTOMOBILES - 0.3%    Toyota Motor Corp.                                37,300         1,719,988
                                                                                              Automobiles Total         1,719,988
                                                       --------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 1.0%    Carnival Corp.                                    17,200           859,656
                                                       Harrah's Entertainment, Inc.                       6,273           408,937
                                                       Marriott International, Inc., Class A             14,980           943,740
                                                       McDonald's Corp.                                  63,806         2,136,863
                                                       Starbucks Corp. (a)                               15,860           794,586
                                                       Starwood Hotels & Resorts Worldwide, Inc.         28,900         1,652,213
                                                                            Hotels, Restaurants & Leisure Total         6,795,995
                                                       --------------------------------------------------------------------------
                          HOUSEHOLD DURABLES - 0.2%    Koninklijke (Royal) Philips Electronics NV        47,705         1,269,147
                                                                                       Household Durables Total         1,269,147
                                                       --------------------------------------------------------------------------
                   INTERNET & CATALOG RETAIL - 0.3%    eBay, Inc. (a)                                    57,290         2,360,348
                                                                                Internet & Catalog Retail Total         2,360,348
                                                       --------------------------------------------------------------------------
                                       MEDIA - 0.5%    EMI Group PLC                                    357,115         1,534,064
                                                       Grupo Televisa SA, ADR                            12,481           895,013
                                                       Viacom, Inc., Class A                             21,082           700,344
                                                                                                    Media Total         3,129,421
                                                       --------------------------------------------------------------------------
                            MULTILINE RETAIL - 1.2%    Federated Department Stores, Inc.                 53,804         3,597,873
                                                       J.C. Penney Co., Inc.                             48,965         2,321,920
                                                       Kohl's Corp. (a)                                  17,540           880,157
                                                       Target Corp.                                      27,220         1,413,535
                                                                                         Multiline Retail Total         8,213,485
                                                       --------------------------------------------------------------------------
                            SPECIALTY RETAIL - 2.2%    Best Buy Co., Inc.                                12,760           555,443
                                                       Esprit Holdings Ltd.                             126,000           944,350
                                                       Home Depot, Inc.                                  61,647         2,351,217
                                                       Lowe's Companies, Inc.                            34,615         2,229,206
                                                       Office Depot, Inc. (a)                           100,250         2,977,425
                                                       Sherwin-Williams Co.                              36,479         1,607,629
                                                       Staples, Inc.                                     95,480         2,035,634
                                                       Tiffany & Co.                                     54,450         2,165,476
                                                                                         Specialty Retail Total        14,866,380
                                                       --------------------------------------------------------------------------
            TEXTILES, APPAREL & LUXURY GOODS - 0.8%    Adidas-Salomon AG                                 8,678          1,509,442
                                                       Coach, Inc. (a)                                   55,474         1,739,665
                                                       LVMH Moet Hennessy Louis Vuitton SA               18,679         1,541,841
                                                       NIKE, Inc., Class B                               11,560           944,221
                                                                         Textiles, Apparel & Luxury Goods Total         5,735,169
                                                                                                                    -------------
                                                                                   CONSUMER DISCRETIONARY TOTAL        45,045,503

                             See Accompanying Notes to Financial Statements. | 7

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



COMMON STOCKS - (CONTINUED)
CONSUMER STAPLES - 5.3%                                                                                  SHARES         VALUE ($)
---------------------------------------------------    --------------------------------------------------------------------------
                                   BEVERAGES - 1.6%    Coca-Cola Co.                                     38,790         1,675,340
                                                       Diageo PLC                                        52,961           761,747
                                                       Diageo PLC, ADR                                   50,166         2,910,129
                                                       PepsiCo, Inc.                                     72,608         4,117,600
                                                       Pernod-Ricard SA                                   7,477         1,321,709
                                                                                                Beverages Total        10,786,525
                                                       --------------------------------------------------------------------------
                    FOOD & STAPLES RETAILING - 0.7%    Aeon Co., Ltd.                                    34,700           696,800
                                                       CVS Corp.                                         95,240         2,762,912
                                                       Walgreen Co.                                      32,980         1,432,981
                                                                                 Food & Staples Retailing Total        l4,892,693
                                                       --------------------------------------------------------------------------
                               FOOD PRODUCTS - 1.0%    Cadbury Schweppes PLC, ADR                        43,300         1,763,609
                                                       Danisco A/S                                       20,291         1,368,024
                                                       Kellogg Co.                                       41,150         1,898,250
                                                       Nestle SA, Registered Shares                       4,198         1,230,256
                                                       Royal Numico NV (a)                               17,785           778,901
                                                                                            Food Products Total         7,039,040
                                                       --------------------------------------------------------------------------
                          HOUSEHOLD PRODUCTS - 0.9%    Colgate-Palmolive Co.                             38,450         2,029,776
                                                       Kimberly-Clark Corp.                              27,979         1,665,590
                                                       Procter & Gamble Co.                              39,370         2,340,940
                                                                                       Household Products Total         6,036,306
                                                       --------------------------------------------------------------------------
                           PERSONAL PRODUCTS - 0.6%    Gillette Co.                                      64,420         3,749,244
                                                                                        Personal Products Total         3,749,244
                                                       --------------------------------------------------------------------------
                                     TOBACCO - 0.5%    Altria Group, Inc.                                50,854         3,748,448
                                                                                                  Tobacco Total         3,748,448
                                                                                                                    -------------
                                                                                         CONSUMER STAPLES TOTAL        36,252,256
ENERGY - 7.2%
---------------------------------------------------    --------------------------------------------------------------------------
                 ENERGY EQUIPMENT & SERVICES - 1.3%    Fred Olsen Energy ASA                             25,500           800,484
                                                       Halliburton Co.                                   92,587         6,344,061
                                                       National-Oilwell Varco, Inc. (a)                  13,400           881,720
                                                       Schlumberger Ltd.                                 13,080         1,103,691
                                                                              Energy Equipment & Services Total         9,129,956
                                                       --------------------------------------------------------------------------
                 OIL, GAS & CONSUMABLE FUELS - 5.9%    BP PLC                                           107,300         1,268,214
                                                       BP PLC, ADR                                       57,988         4,108,450
                                                       Chevron Corp.                                     28,097         1,818,719
                                                       China Petroleum & Chemical Corp., Class H      1,630,000           739,704
                                                       ConocoPhillips                                    97,927         6,846,076
                                                       CONSOL Energy, Inc.                               34,270         2,613,773
                                                       EOG Resources, Inc.                               42,050         3,149,545
                                                       Exxon Mobil Corp.                                124,602         7,917,211
                                                       Marathon Oil Corp.                                20,681         1,425,541
                                                       Pioneer Natural Resources Co.                     32,830         1,803,024
                                                       Statoil ASA                                       57,044         1,406,222
                                                       Total SA                                           9,199         2,502,605
                                                       Williams Companies, Inc.                          45,700         1,144,785
                                                       XTO Energy, Inc.                                  82,040         3,718,053
                                                                              Oil, Gas & Consumable Fuels Total        40,461,922
                                                                                                                    -------------
                                                                                                   ENERGY TOTAL        49,591,878


8 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



COMMON STOCKS - (CONTINUED)
FINANCIALS - 13.6%                                                                                       SHARES         VALUE ($)
---------------------------------------------------    --------------------------------------------------------------------------
                             CAPITAL MARKETS - 3.1%    A.G. Edwards, Inc.                                10,558           462,546
                                                       Bank of New York Co., Inc.                        77,444         2,277,628
                                                       Deutsche Bank AG, Registered Shares                7,339           686,926
                                                       Franklin Resources, Inc.                          13,054         1,096,014
                                                       Goldman Sachs Group, Inc.                         30,802         3,744,907
                                                       Lehman Brothers Holdings, Inc.                     7,700           896,896
                                                       Merrill Lynch & Co., Inc.                         99,642         6,113,037
                                                       Morgan Stanley                                    17,093           921,997
                                                       Nomura Holdings, Inc.                             81,000         1,257,702
                                                       State Street Corp.                                38,820         1,899,074
                                                       UBS AG, Registered Shares                         18,741         1,594,268
                                                                                          Capital Markets Total        20,950,995
                                                       --------------------------------------------------------------------------
                            COMMERCIAL BANKS - 4.6%    Banco Santander Central Hispano SA                71,272           937,175
                                                       Cassa di Risparmio di Firenze S.p.A.             269,489           777,017
                                                       Dexia                                             60,840         1,373,896
                                                       Kookmin Bank, ADR                                 21,995         1,303,204
                                                       Marshall & Ilsley Corp.                           44,781         1,948,421
                                                       Mitsubishi Tokyo Financial Group, Inc.               262         3,471,973
                                                       National Bank of Greece SA                        29,400         1,166,881
                                                       National City Corp.                               26,633           890,607
                                                       North Fork Bancorporation, Inc.                   16,277           415,063
                                                       OTP Bank Rt., Registered Shares                   15,043         1,191,652
                                                       PNC Financial Services Group, Inc.                30,229         1,753,886
                                                       U.S. Bancorp                                     126,213         3,544,061
                                                       Uniao de Bancos Brasileiros SA, GDR               36,401         1,914,693
                                                       UnionBanCal Corp.                                  6,300           439,236
                                                       Wachovia Corp.                                    69,737         3,318,784
                                                       Wells Fargo & Co.                                 97,668         5,720,415
                                                       Zions Bancorporation                              18,310         1,303,855
                                                                                         Commercial Banks Total        31,470,819
                                                       --------------------------------------------------------------------------
              DIVERSIFIED FINANCIAL SERVICES - 1.6%
                                                       Citigroup, Inc.                                  135,663         6,175,380
                                                       JAFCO Co., Ltd.                                   10,500           693,356
                                                       JPMorgan Chase & Co.                             103,528         3,512,705
                                                       Nuveen Investments, Class A                       22,300           878,397
                                                                           Diversified Financial Services Total        11,259,838
                                                       --------------------------------------------------------------------------
                                   INSURANCE - 3.3%    Ace Ltd.                                          37,300         1,755,711
                                                       Allstate Corp.                                    31,768         1,756,453
                                                       Ambac Financial Group, Inc.                       18,797         1,354,512
                                                       American International Group, Inc.                97,797         6,059,502
                                                       AXA                                               27,811           764,569
                                                       Chubb Corp.                                       13,126         1,175,433
                                                       Hartford Financial Services Group, Inc.           23,610         1,821,984
                                                       Prudential PLC                                   149,532         1,360,081
                                                       St. Paul Travelers Companies, Inc.                39,800         1,785,826
                                                       Swiss Re, Registered Shares                        9,981           655,917
                                                       UnumProvident Corp.                               70,557         1,446,418
                                                       Willis Group Holdings Ltd.                        25,197           946,147
                                                       XL Capital Ltd., Class A                          25,374         1,726,193
                                                                                                Insurance Total        22,608,746


                             See Accompanying Notes to Financial Statements. | 9

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



COMMON STOCKS - (CONTINUED)
FINANCIALS - (CONTINUED)                                                                                 SHARES         VALUE ($)
---------------------------------------------------    --------------------------------------------------------------------------
                                 REAL ESTATE - 0.7%    Archstone-Smith Trust, REIT                       31,960         1,274,245
                                                       AvalonBay Communities, Inc., REIT                 15,103         1,294,327
                                                       Kimco Realty Corp., REIT                          41,908         1,316,749
                                                       NTT Urban Development Corp.                          186           960,635
                                                                                              Real Estate Total         4,845,956
                                                       --------------------------------------------------------------------------
                  THRIFTS & MORTGAGE FINANCE - 0.3%    Countrywide Financial Corp.                       26,065           859,624
                                                       Golden West Financial Corp.                       14,000           831,460
                                                                               Thrifts & Mortgage Finance Total         1,691,084
                                                                                                                    -------------
                                                                                               FINANCIALS TOTAL        92,827,438
HEALTH CARE - 8.2%
---------------------------------------------------    --------------------------------------------------------------------------
                               BIOTECHNOLOGY - 0.7%    Amgen, Inc. (a)                                   42,295         3,369,643
                                                       Protein Design Labs, Inc. (a)                     49,280         1,379,840
                                                                                            Biotechnology Total         4,749,483
                                                       --------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%    Alcon, Inc.                                       9,005          1,151,559
                                                       Baxter International, Inc.                        75,930         3,027,329
                                                       Medtronic, Inc.                                   56,530         3,031,139
                                                       Thermo Electron Corp. (a)                         80,980         2,502,282
                                                       Varian Medical Systems, Inc. (a)                  45,150         1,783,876
                                                                         Health Care Equipment & Supplies Total        11,496,185
                                                       --------------------------------------------------------------------------
            HEALTH CARE PROVIDERS & SERVICES - 1.5%    Aetna, Inc.                                       25,145         2,165,990
                                                       Caremark Rx, Inc. (a)                             46,220         2,307,764
                                                       CIGNA Corp.                                       10,774         1,269,824
                                                       Rhoen-Klinikum AG                                 20,976           806,527
                                                       UnitedHealth Group, Inc.                          65,630         3,688,406
                                                                         Health Care Providers & Services Total        10,238,511
                                                       --------------------------------------------------------------------------
                             PHARMACEUTICALS - 4.3%    Abbott Laboratories                               59,070         2,504,568
                                                       Amylin Pharmaceuticals, Inc. (a)                  25,561           889,267
                                                       AstraZeneca PLC, ADR                              37,000         1,742,700
                                                       GlaxoSmithKline PLC                               71,563         1,822,102
                                                       GlaxoSmithKline PLC, ADR                          18,782           963,141
                                                       IVAX Corp. (a)                                    51,960         1,369,666
                                                       Johnson & Johnson                                 91,770         5,807,206
                                                       Novartis AG, ADR                                 102,656         5,235,456
                                                       Novartis AG, Registered Shares                    27,361         1,388,623
                                                       Pfizer, Inc.                                      87,747         2,191,043
                                                       Sanofi-Aventis                                    15,336         1,269,081
                                                       Takeda Pharmaceutical Co., Ltd.                   21,400         1,275,535
                                                       Teva Pharmaceutical Industries Ltd., ADR          56,760         1,896,919
                                                       Wyeth                                             22,380         1,035,523
                                                                                          Pharmaceuticals Total        29,390,830
                                                                                                                    -------------
                                                                                              HEALTH CARE TOTAL        55,875,009


10 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



COMMON STOCKS - (CONTINUED)
INDUSTRIALS - 7.2%                                                                                       SHARES         VALUE ($)
---------------------------------------------------    --------------------------------------------------------------------------
                         AEROSPACE & DEFENSE - 1.2%    General Dynamics Corp.                            22,727         2,717,013
                                                       Honeywell International, Inc.                     53,620         2,010,750
                                                       Rolls-Royce Group PLC                            122,100           804,783
                                                       United Technologies Corp.                         45,916         2,380,285
                                                                                      Aerospace & Defense Total         7,912,831
                                                       --------------------------------------------------------------------------
                           BUILDING PRODUCTS - 0.5%    American Standard Companies, Inc.                 70,590         3,285,964
                                                                                        Building Products Total         3,285,964
                                                       --------------------------------------------------------------------------
              COMMERCIAL SERVICES & SUPPLIES - 0.3%    Nichii Gakkan Co.                                 38,600           941,789
                                                       Waste Management, Inc.                            31,248           894,005
                                                                           Commercial Services & Supplies Total         1,835,794
                                                       --------------------------------------------------------------------------
                  CONSTRUCTION & ENGINEERING - 0.2%    Bilfinger Berger AG                               21,175         1,135,783
                                                                               Construction & Engineering Total         1,135,783
                                                       --------------------------------------------------------------------------
                        ELECTRICAL EQUIPMENT - 0.8%    ABB Ltd. (a)                                     134,000           981,325
                                                       Rockwell Automation, Inc.                         45,930         2,429,697
                                                       Vestas Wind Systems A/S                           83,290         2,013,036
                                                                                     Electrical Equipment Total         5,424,058
                                                       --------------------------------------------------------------------------
                    INDUSTRIAL CONGLOMERATES - 2.2%    3M Co.                                            26,070         1,912,495
                                                       General Electric Co.                             292,540         9,849,822
                                                       Siemens AG, Registered Shares                     11,973           922,866
                                                       Textron, Inc.                                     36,866         2,644,030
                                                                                 Industrial Conglomerates Total        15,329,213
                                                       --------------------------------------------------------------------------
                                   MACHINERY - 1.6%    Atlas Copco AB, Class A                           46,470           900,032
                                                       Caterpillar, Inc.                                 32,600         1,915,250
                                                       Eaton Corp.                                       21,003         1,334,741
                                                       Ingersoll-Rand Co., Ltd., Class A                 39,900         1,525,377
                                                       ITT Industries, Inc.                              14,540         1,651,744
                                                       Mitsubishi Heavy Industries, Ltd.                293,000         1,043,264
                                                       Pentair, Inc.                                     29,870         1,090,255
                                                       Sandvik AB                                        32,611         1,622,158
                                                                                                Machinery Total        11,082,821
                                                       --------------------------------------------------------------------------
                                 ROAD & RAIL - 0.2%    East Japan Railway Co.                               279         1,597,261
                                                                                              Road & Rail Total         1,597,261
                                                       --------------------------------------------------------------------------
            TRADING COMPANIES & DISTRIBUTORS - 0.2%    Mitsubishi Corp.                                  78,500         1,560,029
                                                       Trading Companies & Distributors Total                           1,560,029
                                                                                                                    -------------
                                                                                              INDUSTRIALS TOTAL        49,163,754
INFORMATION TECHNOLOGY - 10.4%
---------------------------------------------------    --------------------------------------------------------------------------
                    COMMUNICATIONS EQUIPMENT - 1.7%    Cisco Systems, Inc. (a)                          204,635         3,669,106
                                                       Corning, Inc. (a)                                 40,610           784,991
                                                       Juniper Networks, Inc. (a)                        40,250           957,548
                                                       Motorola, Inc.                                    93,460         2,064,531
                                                       Nokia Oyj, ADR                                    81,280         1,374,445
                                                       QUALCOMM, Inc.                                    40,750         1,823,562
                                                       Telefonaktiebolaget LM Ericsson, Class B         293,265         1,078,279
                                                                                 Communications Equipment Total        11,752,462


                            See Accompanying Notes to Financial Statements. | 11

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



COMMON STOCKS - (CONTINUED)
INFORMATION TECHNOLOGY - (CONTINUED)                                                                     SHARES         VALUE ($)
---------------------------------------------------    --------------------------------------------------------------------------
                     COMPUTERS & PERIPHERALS - 2.3%    Apple Computer, Inc. (a)                          22,190         1,189,606
                                                       Dell, Inc. (a)                                    86,145         2,946,159
                                                       EMC Corp. (a)                                     99,320         1,285,201
                                                       Hewlett-Packard Co.                              157,100         4,587,320
                                                       International Business Machines Corp.             72,835         5,842,823
                                                                                  Computers & Peripherals Total        15,851,109
                                                       --------------------------------------------------------------------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%    Agilent Technologies, Inc. (a)                    39,800         1,303,450
                                                       AU Optronics Corp., ADR                           68,635           889,510
                                                       Hoya Corp.                                         6,700           223,627
                                                       Hoya Corp. W/I (a)                                20,100           682,975
                                                                       Electronic Equipment & Instruments Total         3,099,562
                                                       --------------------------------------------------------------------------
                INTERNET SOFTWARE & SERVICES - 0.6%    Google, Inc., Class A (a)                          4,650         1,471,539
                                                       Yahoo!, Inc. (a)                                  82,060         2,776,910
                                                                             Internet Software & Services Total         4,248,449
                                                       --------------------------------------------------------------------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%    Broadcom Corp., Class A (a)                       20,150           945,237
                                                       Fairchild Semiconductor International, Inc. (a)   49,640           737,650
                                                       Intel Corp.                                      170,122         4,193,507
                                                       MEMC Electronic Materials, Inc. (a)               96,930         2,209,035
                                                       Microchip Technology, Inc.                        37,910         1,141,849
                                                       Nikon Corp.                                      117,000         1,478,877
                                                       Samsung Electronics Co., Ltd., Registered
                                                        Shares, GDR                                       4,042         1,152,029
                                                       Taiwan Semiconductor Manufacturing Co.,
                                                        Ltd., ADR                                       271,534         2,232,010
                                                       Texas Instruments, Inc.                          104,820         3,553,398
                                                                 Semiconductors & Semiconductor Equipment Total        17,643,592
                                                       --------------------------------------------------------------------------
                                    SOFTWARE - 2.7%    Autodesk, Inc.                                    42,430         1,970,449
                                                       Electronic Arts, Inc. (a)                         26,690         1,518,394
                                                       McAfee, Inc. (a)                                  38,220         1,200,872
                                                       Microsoft Corp.                                  278,875         7,175,454
                                                       NAVTEQ (a)                                        20,620         1,029,969
                                                       Oracle Corp. (a)                                 109,290         1,354,103
                                                       SAP AG                                             4,198           725,992
                                                       SAP AG, ADR                                       71,970         3,118,460
                                                                                                 Software Total        18,093,693
                                                                                                                    -------------
                                                                                   INFORMATION TECHNOLOGY TOTAL        70,688,867
MATERIALS - 2.1%
---------------------------------------------------    --------------------------------------------------------------------------
                                   CHEMICALS - 1.5%    Air Products & Chemicals, Inc.                    54,299         2,994,047
                                                       Kaneka Corp.                                      71,000           930,763
                                                       Linde AG                                          19,858         1,464,479
                                                       PPG Industries, Inc.                              10,503           621,673
                                                       Praxair, Inc.                                     76,960         3,688,693
                                                       Shin-Etsu Chemical Co., Ltd.                      19,800           867,830
                                                                                                Chemicals Total        10,567,485
                                                       --------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.3%    Holcim Ltd., Registered Shares                    31,561         2,098,957
                                                                                   Construction Materials Total         2,098,957


12 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



COMMON STOCKS - (CONTINUED)
MATERIALS - (CONTINUED)                                                                                  SHARES         VALUE ($)
---------------------------------------------------    --------------------------------------------------------------------------
                     PAPER & FOREST PRODUCTS - 0.3%    MeadWestvaco Corp.                                73,139         2,020,099
                                                                                  Paper & Forest Products Total         2,020,099
                                                                                                                    -------------
                                                                                                MATERIALS TOTAL        14,686,541
TELECOMMUNICATION SERVICES - 1.6%
---------------------------------------------------    --------------------------------------------------------------------------
      DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%    BellSouth Corp.                                   53,765         1,414,020
                                                       SBC Communications, Inc.                          89,215         2,138,484
                                                       Telefonica SA                                     70,626         1,157,493
                                                       Telenor ASA                                      125,274         1,120,592
                                                       Verizon Communications, Inc.                      83,002         2,713,335
                                                                   Diversified Telecommunication Services Total         8,543,924
                                                       --------------------------------------------------------------------------
         WIRELESS TELECOMMUNICATION SERVICES - 0.3%    Cosmote Mobile Telecommunications SA              35,760           706,855
                                                       NTT DoCoMo, Inc.                                     786         1,407,859
                                                                      Wireless Telecommunication Services Total         2,114,714
                                                                                                                    -------------
                                                                               TELECOMMUNICATION SERVICES TOTAL        10,658,638
UTILITIES - 1.5%
---------------------------------------------------    --------------------------------------------------------------------------
                          ELECTRIC UTILITIES - 0.9%    American Electric Power Co., Inc.                 24,007           953,078
                                                       Edison International                              18,600           879,408
                                                       Entergy Corp.                                     18,178         1,350,989
                                                       Exelon Corp.                                      33,263         1,777,575
                                                       FPL Group, Inc.                                   24,462         1,164,391
                                                                                       Electric Utilities Total         6,125,441
                                                       --------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%    TXU Corp.                                         16,642         1,878,549
                                                             Independent Power Producers & Energy Traders Total         1,878,549
                                                       --------------------------------------------------------------------------
                             MULTI-UTILITIES - 0.3%    Dominion Resources, Inc.                          13,002         1,119,992
                                                       PG&E Corp.                                        29,948         1,175,459
                                                                                          Multi-Utilities Total         2,295,451
                                                                                                                    -------------
                                                                                                UTILITIES TOTAL        10,299,441
                                                       TOTAL COMMON STOCKS
                                                       (COST OF $370,004,972)                                         435,089,325
MORTGAGE-BACKED SECURITIES - 9.4%
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%                                                     PAR ($)
---------------------------------------------------    --------------------------------------------------------------------------
                   FEDERAL HOME LOAN MORTGAGE CORP.    4.500% 03/15/18                                3,800,000         3,736,220
                                                       5.000% 12/15/15                                1,955,032         1,963,832
                                                       --------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION    5.000% 12/25/15                                2,700,000         2,701,423
                                                                                                                    -------------
                                                               AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL         8,401,475


                            See Accompanying Notes to Financial Statements. | 13

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



MORTGAGE-BACKED SECURITIES - (CONTINUED)
MORTGAGE-BACKED SECURITIES - 8.2%                                                                       PAR ($)         VALUE ($)
---------------------------------------------------    --------------------------------------------------------------------------
                   FEDERAL HOME LOAN MORTGAGE CORP.    5.000% 08/01/20                                8,665,320         8,645,431
                                                       5.500% 09/01/34                                4,160,418         4,162,855
                                                       6.000% 02/01/09                                  863,925           888,351
                                                       6.000% 04/01/26                                  590,057           602,375
                                                       6.500% 07/01/14                                   81,408            84,106
                                                       6.500% 12/01/14                                   76,261            78,789
                                                       6.500% 06/01/29                                   61,735            63,682
                                                       6.500% 01/01/30                                  119,830           123,611
                                                       7.000% 11/01/29                                   48,651            50,852
                                                       7.000% 01/01/30                                   39,744            41,542
                                                       8.000% 07/01/20                                   49,321            52,517
---------------------------------------------------    --------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION    5.000% 01/01/18                                1,701,368         1,698,757
                                                       5.000% 06/01/18                               10,875,006        10,853,875
                                                       5.000% 11/01/18                                2,991,816         2,986,002
                                                       5.500% 12/01/17                                2,885,061         2,928,503
                                                       5.500% 10/01/33                               12,214,200        12,219,863
                                                       6.500% 05/01/07                                   11,176            11,391
                                                       6.500% 12/01/07                                    1,720             1,753
                                                       6.500% 05/01/08                                   16,136            16,579
                                                       6.500% 07/01/08                                    7,816             8,030
                                                       6.500% 08/01/08                                   55,162            56,675
                                                       6.500% 09/01/08                                   47,500            48,802
                                                       6.500% 10/01/08                                  109,926           112,940
                                                       6.500% 11/01/08                                  318,404           326,508
                                                       6.500% 12/01/08                                   39,542            40,627
                                                       6.500% 01/01/09                                   47,830            49,142
                                                       6.500% 02/01/09                                  778,204           801,061
                                                       6.500% 04/01/09                                1,072,648         1,108,902
                                                       6.500% 04/01/11                                  490,509           507,392
                                                       6.500% 05/01/11                                1,356,579         1,403,273
                                                       6.500% 09/01/23                                  183,382           188,731
                                                       6.500% 09/01/25                                1,230,443         1,271,584
                                                       6.500% 11/01/25                                        5                 5
                                                       6.500% 12/01/31                                  646,713           666,700
                                                       6.500% 02/01/32                                1,687,766         1,739,015
                                                       7.000% 08/15/23                                  317,243           335,256
                                                       7.000% 07/01/32                                  124,847           130,686
                                                       7.000% 12/01/32                                1,434,548         1,501,634
                                                                                                                    -------------
                                                                               MORTGAGE-BACKED SECURITIES TOTAL        55,807,797
                                                       TOTAL MORTGAGE-BACKED SECURITIES
                                                       (COST OF $64,335,132)                                           64,209,272

CORPORATE FIXED-INCOME BONDS & NOTES - 9.1%
BASIC MATERIALS - 0.2%
FOREST PRODUCTS & PAPER - 0.1%
---------------------------------------------------    --------------------------------------------------------------------------
                            INTERNATIONAL PAPER CO.    4.250% 01/15/09                                  753,000           735,508
                                                       --------------------------------------------------------------------------
                                                                                  Forest Products & Paper Total           735,508


14 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)
BASIC MATERIALS -(CONTINUED)
METALS & MINING - 0.1%                                                                                  PAR ($)         VALUE ($)
---------------------------------------------------    --------------------------------------------------------------------------
                                        ALCAN, INC.    4.500% 05/15/13                                  855,000           824,083
                                                                                          Metals & Mining Total           824,083
                                                       --------------------------------------------------------------------------
                                                                                          BASIC MATERIALS TOTAL         1,559,591

COMMUNICATIONS - 1.0%
MEDIA - 0.3%
---------------------------------------------------    --------------------------------------------------------------------------
                             JONES INTERCABLE, INC.    7.625% 04/15/08                                1,125,000         1,197,259
                                                       --------------------------------------------------------------------------
                                  TIME WARNER, INC.    6.625% 05/15/29                                  850,000           889,032
                                                       --------------------------------------------------------------------------
                                                                                                    Media Total         2,086,291
TELECOMMUNICATION SERVICES - 0.7%
---------------------------------------------------    --------------------------------------------------------------------------
          DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV    8.500% 06/15/10                                  900,000         1,016,667
                                                       --------------------------------------------------------------------------
               NEW CINGULAR WIRELESS SERVICES, INC.    8.750% 03/01/31                                  475,000           638,790
                                                       --------------------------------------------------------------------------
                               SPRINT CAPITAL CORP.    6.875% 11/15/28                                  600,000           661,956
                                                       --------------------------------------------------------------------------
                       VERIZON GLOBAL FUNDING CORP.    7.750% 12/01/30                                1,525,000         1,857,724
                                                       --------------------------------------------------------------------------
                                 VODAFONE GROUP PLC    7.750% 02/15/10                                  400,000           445,972
                                                       --------------------------------------------------------------------------
                                                                               Telecommunication Services Total         4,621,109
                                                                                                                    -------------
                                                                                           COMMUNICATIONS TOTAL         6,707,400

CONSUMER CYCLICAL - 0.6%
AIRLINES - 0.3%
---------------------------------------------------    --------------------------------------------------------------------------
                              UNITED AIRLINES, INC.    7.032% 10/01/10 (b)                            2,340,141         2,275,787
                                                       --------------------------------------------------------------------------
                                                                                                 Airlines Total         2,275,787
AUTO MANUFACTURERS - 0.1%
---------------------------------------------------    --------------------------------------------------------------------------
                   DAIMLERCHRYSLER NA HOLDING CORP.    8.500% 01/18/31                                  500,000           606,075
                                                       --------------------------------------------------------------------------
                                                                                       Auto Manufacturers Total           606,075
RETAIL - 0.2%
---------------------------------------------------    --------------------------------------------------------------------------
                              WAL-MART STORES, INC.    4.000% 01/15/10                                1,200,000         1,169,280
                                                       --------------------------------------------------------------------------
                                                                                                   Retail Total         1,169,280
                                                                                                                    -------------
                                                                                        CONSUMER CYCLICAL TOTAL         4,051,142

CONSUMER NON-CYCLICAL - 0.9%
BEVERAGES - 0.1%
---------------------------------------------------    --------------------------------------------------------------------------
                                 DIAGEO CAPITAL PLC    3.375% 03/20/08                                1,150,000         1,116,512
                                                       --------------------------------------------------------------------------
                                                                                                Beverages Total         1,116,512
COSMETICS/PERSONAL CARE - 0.2%
---------------------------------------------------    --------------------------------------------------------------------------
                               PROCTER & GAMBLE CO.    4.750% 06/15/07                                1,190,000         1,195,664
                                                       --------------------------------------------------------------------------
                                                                                  Cosmetics/Personal Care Total         1,195,664
FOOD - 0.3%
---------------------------------------------------    --------------------------------------------------------------------------
                                GENERAL MILLS, INC.    2.625% 10/24/06                                  975,000           955,646
                                                       --------------------------------------------------------------------------
                                         KROGER CO.    6.200% 06/15/12                                1,000,000         1,049,620
                                                       --------------------------------------------------------------------------
                                                                                                     Food Total         2,005,266


                            See Accompanying Notes to Financial Statements. | 15

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)
CONSUMER NON-CYCLICAL - (CONTINUED)
HEALTHCARE PRODUCTS - 0.1%                                                                              PAR ($)         VALUE ($)
---------------------------------------------------    --------------------------------------------------------------------------
                                    BAXTER FINCO BV    4.750% 10/15/10 (c)                              850,000           843,844
                                                       --------------------------------------------------------------------------
                                                                                      Healthcare Products Total           843,844
HEALTHCARE SERVICES - 0.2%
---------------------------------------------------    --------------------------------------------------------------------------
                           UNITEDHEALTH GROUP, INC.    3.375% 08/15/07                                1,250,000         1,223,775
                                                       --------------------------------------------------------------------------
                                                                                      Healthcare Services Total         1,223,775
                                                                                                                    -------------
                                                                                    CONSUMER NON-CYCLICAL TOTAL         6,385,061

ENERGY - 0.5%
OIL & GAS - 0.3%
---------------------------------------------------    --------------------------------------------------------------------------
                                 DEVON ENERGY CORP.    7.950% 04/15/32                                  700,000           894,600
                                                       --------------------------------------------------------------------------
                                 MARATHON OIL CORP.    6.800% 03/15/32                                  825,000           950,689
                                                       --------------------------------------------------------------------------
                                                                                                Oil & Gas Total         1,845,289
PIPELINES - 0.2%
---------------------------------------------------    --------------------------------------------------------------------------
                   KINDER MORGAN ENERGY PARTNERS LP    7.300% 08/15/33                                1,075,000         1,246,763
                                                       --------------------------------------------------------------------------
                                                                                                Pipelines Total         1,246,763
                                                                                                                    -------------
                                                                                                   ENERGY TOTAL         3,092,052

FINANCIALS - 4.3%
BANKS - 1.2%
---------------------------------------------------    --------------------------------------------------------------------------
                            HSBC CAPITAL FUNDING LP    9.547% 12/31/49 (c)                            1,850,000         2,200,926
                                                       --------------------------------------------------------------------------
                        RABOBANK CAPITAL FUNDING II    5.260% 12/31/49 (c)                            1,750,000         1,783,093
                                                       --------------------------------------------------------------------------
                                     WACHOVIA CORP.    4.875% 02/15/14                                1,650,000         1,633,962
                                                       --------------------------------------------------------------------------
                                  WELLS FARGO & CO.    3.874% 03/10/08 (d)                            2,250,000         2,249,505
                                                       --------------------------------------------------------------------------
                                                                                                    Banks Total         7,867,486
DIVERSIFIED FINANCIAL SERVICES - 2.5%
---------------------------------------------------    --------------------------------------------------------------------------
                      AMERICAN EXPRESS CREDIT CORP.    3.000% 05/16/08                                1,100,000         1,056,770
                                                       --------------------------------------------------------------------------
                                   CAPITAL ONE BANK    4.875% 05/15/08                                  575,000           576,828
                                                       --------------------------------------------------------------------------
               CATERPILLAR FINANCIAL SERVICES CORP.    3.625% 11/15/07                                  500,000           490,415
                                                       --------------------------------------------------------------------------
                                           CITICORP    8.040% 12/15/19 (c)                            4,710,000         5,799,376
                                                       --------------------------------------------------------------------------
                       COUNTRYWIDE HOME LOANS, INC.    2.875% 02/15/07                                  825,000           805,596
                                                       --------------------------------------------------------------------------
               CREDIT SUISSE FIRST BOSTON USA, INC.    4.875% 08/15/10                                1,050,000         1,051,260
                                                       --------------------------------------------------------------------------
                          GOLDMAN SACHS GROUP, INC.    6.345% 02/15/34                                1,000,000         1,039,720
                                                       --------------------------------------------------------------------------
                           JOHN DEERE CAPITAL CORP.    4.625% 04/15/09                                1,075,000         1,073,925
                                                       --------------------------------------------------------------------------
                          JPMORGAN CHASE CAPITAL XV    5.875% 03/15/35                                1,225,000         1,200,647
                                                       --------------------------------------------------------------------------
                          MERRILL LYNCH & CO., INC.    4.125% 01/15/09                                1,250,000         1,226,625
                                                       --------------------------------------------------------------------------
                                     MORGAN STANLEY    6.750% 04/15/11                                1,225,000         1,329,517
                                                       --------------------------------------------------------------------------
                                          SLM CORP.    5.125% 08/27/12                                1,750,000         1,768,060
                                                       --------------------------------------------------------------------------
                                                                           Diversified Financial Services Total        17,418,739


16 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



CORPORATE FIXED-INCOME BONDS & NOTES - (CONTINUED)
FINANCIALS - (CONTINUED)
INSURANCE - 0.4%                                                                                        PAR ($)         VALUE ($)
---------------------------------------------------    --------------------------------------------------------------------------
                 AMERICAN INTERNATIONAL GROUP, INC.    2.875% 05/15/08                                1,850,000         1,769,118
                                                       --------------------------------------------------------------------------
                PRUDENTIAL INSURANCE CO. OF AMERICA    7.650% 07/01/07 (c)                              900,000           942,480
                                                       --------------------------------------------------------------------------
                                                                                                Insurance Total         2,711,598
REAL ESTATE INVESTMENT TRUSTS - 0.2%
---------------------------------------------------    --------------------------------------------------------------------------
               HEALTH CARE PROPERTY INVESTORS, INC.    6.450% 06/25/12                                1,125,000         1,191,015
                                                       --------------------------------------------------------------------------
                                                                            Real Estate Investment Trusts Total         1,191,015
                                                                                                                    -------------
                                                                                               FINANCIALS TOTAL        29,188,838

INDUSTRIALS - 0.9%
AEROSPACE & DEFENSE - 0.2%
---------------------------------------------------    --------------------------------------------------------------------------
                                       RAYTHEON CO.    8.300% 03/01/10                                1,100,000         1,245,321
                                                       --------------------------------------------------------------------------
                                                                                      Aerospace & Defense Total         1,245,321
AUTO MANUFACTURERS - 0.2%
---------------------------------------------------    --------------------------------------------------------------------------
                              FORD MOTOR CREDIT CO.    7.375% 10/28/09                                1,650,000         1,601,094
                                                       --------------------------------------------------------------------------
                                                                                       Auto Manufacturers Total         1,601,094
ENVIRONMENTAL CONTROL - 0.2%
---------------------------------------------------    --------------------------------------------------------------------------
                             WASTE MANAGEMENT, INC.    7.375% 08/01/10                                1,150,000         1,262,251
                                                       --------------------------------------------------------------------------
                                                                                    Environmental Control Total         1,262,251
MISCELLANEOUS MANUFACTURING - 0.3%
---------------------------------------------------    --------------------------------------------------------------------------
                               GENERAL ELECTRIC CO.    5.000% 02/01/13                                2,275,000         2,295,953
                                                       --------------------------------------------------------------------------
                                                                              Miscellaneous Manufacturing Total         2,295,953

                                                                                              INDUSTRIALS TOTAL         6,404,619

TECHNOLOGY - 0.1%
COMPUTERS - 0.1%
---------------------------------------------------    --------------------------------------------------------------------------
              INTERNATIONAL BUSINESS MACHINES CORP.    5.875% 11/29/32                                  700,000           744,982
                                                       --------------------------------------------------------------------------
                                                                                                Computers Total           744,982
                                                                                                                    -------------
                                                                                               TECHNOLOGY TOTAL           744,982

UTILITIES - 0.6%
ELECTRIC - 0.5%
---------------------------------------------------    --------------------------------------------------------------------------
                              EXELON GENERATION CO.    6.950% 06/15/11                                  800,000           868,336
                                                       --------------------------------------------------------------------------
                                 SCOTTISH POWER PLC    4.910% 03/15/10                                1,125,000         1,122,491
                                                       --------------------------------------------------------------------------
                      VIRGINIA ELECTRIC & POWER CO.    5.375% 02/01/07                                1,375,000         1,387,210
                                                       --------------------------------------------------------------------------
                                                                                                 Electric Total         3,378,037
GAS - 0.1%
---------------------------------------------------    --------------------------------------------------------------------------
                                      SEMPRA ENERGY    4.750% 05/15/09                                  550,000           546,453
                                                       --------------------------------------------------------------------------
                                                                                                      Gas Total           546,453
                                                                                                                    -------------
                                                                                                UTILITIES TOTAL         3,924,490

                                                       TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
                                                       (COST OF $61,237,026)                                           62,058,175


                            See Accompanying Notes to Financial Statements. | 17

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



GOVERNMENT AGENCIES & OBLIGATIONS - 5.7%
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%                                                                   PAR ($)         VALUE ($)
---------------------------------------------------    --------------------------------------------------------------------------
                                 PROVINCE OF QUEBEC    7.000% 01/30/07                                1,750,000         1,806,945
                                                       --------------------------------------------------------------------------
                              UNITED MEXICAN STATES    7.500% 04/08/33                                1,150,000         1,329,975
                                                       --------------------------------------------------------------------------
                                                                           FOREIGN GOVERNMENT OBLIGATIONS TOTAL         3,136,920

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 5.2%
---------------------------------------------------    --------------------------------------------------------------------------
                      FEDERAL HOME LOAN BANK SYSTEM    2.250% 05/15/06 (e)                              275,000           271,633
                                                       4.375% 09/11/09                                3,400,000         3,387,974
                                                       --------------------------------------------------------------------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION    6.625% 09/15/09                                5,000,000         5,373,110
                                                       --------------------------------------------------------------------------
                                 U.S. TREASURY BILL    3.370% 12/15/05 (e)                              815,000           807,829
                                                       --------------------------------------------------------------------------
                                U.S. TREASURY BONDS    4.750% 05/15/14                                4,000,000         4,120,936
                                                       6.250% 08/15/23                               11,010,000        13,165,119
                                                       --------------------------------------------------------------------------
                                U.S. TREASURY NOTES    3.500% 11/15/06                                2,250,000         2,234,444
                                                       3.875% 02/15/13                                2,390,000         2,328,477
                                                       4.250% 11/15/13                                4,100,000         4,082,222
                                                       --------------------------------------------------------------------------
                                                                   U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL        35,771,744

                                                       TOTAL GOVERNMENT AGENCIES & OBLIGATIONS
                                                       (COST OF $38,810,900)                                           38,908,664

ASSET-BACKED SECURITIES - 3.5%
---------------------------------------------------    --------------------------------------------------------------------------
           AMERICREDIT AUTOMOBILE RECEIVABLES TRUST    3.930% 10/06/11                                1,750,000         1,708,612
                                                       --------------------------------------------------------------------------
            CAPITAL ONE MULTI-ASSET EXECUTION TRUST    3.650% 07/15/11                                2,914,000         2,843,685
                                                       --------------------------------------------------------------------------
                CITIBANK CREDIT CARD ISSUANCE TRUST    2.900% 05/17/10                                5,000,000         4,798,850
                                                       --------------------------------------------------------------------------
                               CONSUMER FUNDING LLC    5.430% 04/20/15                                1,820,000         1,881,134
                                                       --------------------------------------------------------------------------
               DELTA FUNDING HOME EQUITY LOAN TRUST    8.010% 10/25/27                                2,167,844         2,153,623
                                                       --------------------------------------------------------------------------
                         GREEN TREE FINANCIAL CORP.    6.870% 01/15/29                                  589,442           615,095
                                                       --------------------------------------------------------------------------
               NAVISTAR FINANCIAL CORP. OWNER TRUST    3.250% 10/15/10                                5,700,000         5,582,124
                                                       --------------------------------------------------------------------------
                        ORIGEN MANUFACTURED HOUSING    3.380% 08/15/17                                1,930,000         1,879,280
                                                       --------------------------------------------------------------------------
                   PG&E ENERGY RECOVERY FUNDING LLC    3.870% 06/25/11                                2,140,000         2,108,092
                                                       --------------------------------------------------------------------------
                     PROVIDIAN GATEWAY MASTER TRUST    3.350% 09/15/11 (c)                              500,000           487,705

                                                       TOTAL ASSET-BACKED SECURITIES
                                                       (COST OF $24,676,309)                                           24,058,200


18 | See Accompanying Notes to Financial Statements.

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%

                                                                                                        PAR ($)         VALUE ($)
---------------------------------------------------    --------------------------------------------------------------------------
              FIRST UNION CHASE COMMERCIAL MORTGAGE    6.645% 06/15/31                                2,200,984         2,303,968
                                                       --------------------------------------------------------------------------
FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE TRUST    6.223% 12/12/33                                4,250,000         4,545,970
                                                       6.141% 02/12/34                                5,000,000         5,347,450
                                                       --------------------------------------------------------------------------
                   LB-UBS COMMERCIAL MORTGAGE TRUST    6.510% 12/15/26                                4,000,000         4,285,120
                                                       --------------------------------------------------------------------------
            WACHOVIA BANK COMMERCIAL MORTGAGE TRUST    3.989% 06/15/35                                  830,000           782,599

                                                       TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                                                       (COST OF $17,334,347)                                           17,265,107

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
---------------------------------------------------    --------------------------------------------------------------------------
                 COUNTRYWIDE ALTERNATIVE LOAN TRUST    5.250% 03/25/35                                3,276,160         3,234,684
                                                       5.250% 08/25/35                                  964,915           967,375
                                                       5.500% 10/25/35                                1,979,003         1,995,706
                                                       --------------------------------------------------------------------------
             RESIDENTIAL ASSET SECURITIZATION TRUST    4.500% 08/25/34                                3,624,770         3,562,605
                                                       --------------------------------------------------------------------------
WAMU ALTERNATIVE MORTGAGE PASS-THROUGH CERTIFICATES    5.500% 07/25/35                                1,158,608         1,158,781

                                                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                                       (COST OF $11,001,769)                                           10,919,151

SHORT-TERM OBLIGATION - 4.4%
---------------------------------------------------    --------------------------------------------------------------------------
                                                       Repurchase agreement with State Street Bank
                                                       & Trust Co., dated 09/30/05, due 10/03/05 at
                                                       3.150%, collateralized by U.S. Treasury Notes
                                                       and Bonds maturing 08/15/22, market value of
                                                       $30,114,900 (repurchase proceeds $29,523,748) 29,516,000        29,516,000

                                                       TOTAL SHORT-TERM OBLIGATION
                                                       (COST OF $29,516,000)                                           29,516,000

                                                       TOTAL INVESTMENTS - 99.9%
                                                       (COST OF $616,916,455) (F)                                     682,023,894

                                                       OTHER ASSETS & LIABILITIES, NET - 0.1%                             650,809

                                                       NET ASSETS - 100.0%                                            682,674,703


                            See Accompanying Notes to Financial Statements. | 19

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND

NOTES TO INVESTMENT PORTFOLIO:

(a)   Non-income producing security.

(b) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At September 30, 2005, the value of this security represents 0.3% of net assets.

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities, which are not illiquid, amounted to $12,057,424, which represents 1.8% of net assets.

(d) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(e) The security or a portion of the security pledged as collateral for open futures contracts. At September 30, 2005, the total market value of securities pledged amounted to $1,079,462.

(f)   Cost for federal income tax purposes is $621,582,207.

At September 30, 2005, the asset allocation of the Fund is as follows:

ASSET ALLOCATION (UNAUDITED)                                   % OF NET ASSETS
----------------------------                                   ---------------
Common Stocks                                                       63.7%
Mortgage-Backed Securities                                           9.4
Corporate Fixed-Income Bonds & Notes                                 9.1
Government Agencies & Obligations                                    5.7
Asset-Backed Securities                                              3.5
Commercial Mortgage-Backed Securities                                2.5
Collateralized Mortgage Obligations                                  1.6
Short-Term Obligation                                                4.4
Other Assets & Liabilities, Net                                      0.1
                                                                   -----
                                                                   100.0%
                                                                   =====

At September 30, 2005, the Fund held the following open long futures contracts:

              NUMBER OF                    AGGREGATE   EXPIRATION    UNREALIZED
TYPE          CONTRACTS      VALUE        FACE VALUE      DATE      DEPRECIATION
--------------------------------------------------------------------------------
S&P 500
Index
Futures          45       $ 13,885,875    $13,922,985   Dec-2005     $ (37,110)

At September 30, 2005, the Fund held the following open short futures contracts:

              NUMBER OF                    AGGREGATE   EXPIRATION    UNREALIZED
TYPE          CONTRACTS      VALUE        FACE VALUE      DATE      APPRECIATION
--------------------------------------------------------------------------------
2 Year U.S.
Treasury
Notes            55       $ 11,323,984    $11,346,886   Dec-2005     $  22,902

ACRONYM                     NAME
-------         ---------------------------
  ADR           American Depositary Receipt
  GDR            Global Depositary Receipt
 REIT           Real Estate Investment Trust

20 | See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES ____________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND



                                                                                                                              ($)
---------------------------------------------------    --------------------------------------------------------------------------
                                             ASSETS    Investments, at cost                                           616,916,455
                                                                                                                    -------------
                                                       Investments, at value                                          682,023,894
                                                       Cash                                                                 2,645
                                                       Foreign currency (cost of $627,183)                                625,383
                                                       Receivable for:
                                                         Investments sold                                               4,411,627
                                                         Fund shares sold                                                  37,326
                                                         Interest                                                       1,789,486
                                                         Dividends                                                        627,494
                                                         Foreign tax reclaim                                               54,611
                                                         Futures variation margin                                          40,156
                                                       Deferred Trustees' compensation plan                                71,803
                                                                                                                    -------------
                                                                                                   Total Assets       689,684,425
                                        LIABILITIES    Payable for:
                                                         Investments purchased                                          4,935,920
                                                         Fund shares repurchased                                        1,155,556
                                                         Distributions                                                        138
                                                         Investment advisory fee                                          320,609
                                                         Transfer agent fee                                               233,099
                                                         Pricing and bookkeeping fees                                      26,365
                                                         Trustees' fees                                                     5,994
                                                         Custody fee                                                       10,585
                                                         Distribution and service fees                                    158,891
                                                         Chief compliance officer expenses and fees                         1,698
                                                       Deferred Trustees' fees                                             71,803
                                                       Other liabilities                                                   89,064
                                                                                                                    -------------
                                                                                              Total Liabilities         7,009,722

                                                                                                     NET ASSETS       682,674,703
                                                       --------------------------------------------------------------------------
                          COMPOSITION OF NET ASSETS    Paid-in capital                                                645,808,239
                                                       Undistributed net investment income                                 26,800
                                                       Accumulated net realized loss                                  (28,248,387)
                                                       Net unrealized appreciation (depreciation) on:
                                                         Investments                                                   65,107,439
                                                         Foreign currency translations                                     (5,180)
                                                         Futures contracts                                                (14,208)

                                                                                                     NET ASSETS       682,674,703
                                                       --------------------------------------------------------------------------
                                            CLASS A    Net assets                                                     545,772,816
                                                       Shares outstanding                                              65,250,641
                                                       Net asset value per share                                             8.36(a)
                                                       Maximum offering price per share ($8.36/0.9425)                       8.87(b)
                                                       --------------------------------------------------------------------------
                                            CLASS B    Net assets                                                     130,723,536
                                                       Shares outstanding                                              15,642,061
                                                       Net asset value and offering price per share                          8.36(a)
                                                       --------------------------------------------------------------------------
                                            CLASS C    Net assets                                                       5,478,456
                                                       Shares outstanding                                                 657,094
                                                       Net asset value and offering price per share                          8.34(a)
                                                       --------------------------------------------------------------------------
                                            CLASS Z    Net assets                                                         699,895
                                                       Shares outstanding                                                  78,808
                                                       Net asset value, offering and redemption price per share              8.88


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)   On sales of $50,000 or more the offering price is reduced.

                            See Accompanying Notes to Financial Statements. | 21

STATEMENT OF OPERATIONS ________________________________________________________
FOR THE YEAR ENDED SEPTEMBER 30, 2005                      COLUMBIA LIBERTY FUND



                                                                                                                              ($)
---------------------------------------------------    --------------------------------------------------------------------------
                                  INVESTMENT INCOME    Dividends                                                        9,697,299
                                                       Interest                                                        12,216,122
                                                                                                                    -------------
                                                         Total Investment Income (net of foreign taxes withheld of
                                                           $251,900)                                                   21,913,421

                                                       --------------------------------------------------------------------------
                                           EXPENSES    Investment advisory fee                                          3,999,632
                                                       Distribution fee:
                                                         Class B                                                        1,148,165
                                                         Class C                                                           42,914
                                                       Service fee:
                                                         Class A                                                        1,324,118
                                                         Class B                                                          356,919
                                                         Class C                                                           13,343
                                                       Transfer agent fee                                               1,892,847
                                                       Pricing and bookkeeping fees                                       223,839
                                                       Trustees' fees                                                      35,061
                                                       Custody fee                                                        129,352
                                                       Chief compliance officer expenses and fees (See Note 4)              6,390
                                                       Non-recurring costs (See Note 7)                                    13,276
                                                       Other expenses                                                     297,464
                                                                                                                    -------------
                                                         Total Expenses                                                 9,483,320
                                                       Fees waived by Transfer agent                                      (47,018)
                                                       Custody earnings credit                                               (886)
                                                       Non-recurring costs assumed by Investment Advisor
                                                       (See Note 7)                                                       (13,276)
                                                                                                                    -------------
                                                         Net Expenses                                                   9,422,140
                                                                                                                    -------------
                                                       Net Investment Income                                           12,491,281
                                                       --------------------------------------------------------------------------
        NET REALIZED AND UNREALIZED GAIN (LOSS) ON     Net realized gain (loss) on:
INVESTMENTS, FOREIGN CURRENCY AND FUTURES CONTRACTS      Investments                                                   65,473,414
                                                         Foreign currency transactions                                   (222,385)
                                                         Futures contracts                                                 85,496
                                                                                                                    -------------
                                                         Net realized gain                                             65,336,525
                                                       Net change in unrealized appreciation/depreciation on:
                                                         Investments                                                   (1,582,747)
                                                         Foreign currency translations                                    (10,748)
                                                         Futures contracts                                                (14,208)
                                                                                                                    -------------
                                                         Net change in unrealized appreciation/depreciation            (1,607,703)
                                                                                                                    -------------
                                                       Net Gain                                                        63,728,822
                                                                                                                    -------------
                                                       Net Increase in Net Assets from Operations                      76,220,103


22 | See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS _____________________________________________
                                                           COLUMBIA LIBERTY FUND



                                                                                                        YEAR ENDED SEPTEMBER 30,
                                                                                                   -------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                                      2005 ($)          2004 ($)
---------------------------------------------------    --------------------------------------------------------------------------
                                         OPERATIONS    Net investment income                         12,491,281        12,526,969
                                                       Net realized gain on investments, foreign
                                                         currency transactions and futures
                                                         contracts                                   65,336,525        46,261,153
                                                       Net change in unrealized appreciation
                                                         (depreciation) on investments, foreign
                                                         currency transactions and futures
                                                         contracts                                   (1,607,703)       11,728,384
                                                                                                   ------------------------------
                                                            Net Increase from Operations             76,220,103        70,516,506
                                                       --------------------------------------------------------------------------
             DISTRIBUTIONS DECLARED TO SHAREHOLDERS    From net investment income:
                                                         Class A                                    (11,657,262)      (14,298,082)
                                                         Class B                                     (2,009,483)       (3,190,189)
                                                         Class C                                        (75,677)         (114,400)
                                                         Class Z                                        (14,808)          (12,128)
                                                                                                   ------------------------------
                                                            Total Distributions Declared to
                                                                Shareholders                        (13,757,230)      (17,614,799)
                                                       --------------------------------------------------------------------------
                                 SHARE TRANSACTIONS    Class A:
                                                         Subscriptions                               27,220,025        37,892,836
                                                         Distributions reinvested                    10,085,878        12,354,492
                                                         Redemptions                               (114,973,644)     (119,711,950)
                                                                                                   ------------------------------
                                                            Net Decrease                            (77,667,741)      (69,464,622)
                                                       Class B:
                                                         Subscriptions                                5,443,035         8,611,119
                                                         Distributions reinvested                     1,892,988         2,991,365
                                                         Redemptions                                (61,815,723)      (72,114,732)
                                                                                                   ------------------------------
                                                            Net Decrease                            (54,479,700)      (60,512,248)
                                                       Class C:
                                                         Subscriptions                                  562,491           865,340
                                                         Distributions reinvested                        67,904           102,295
                                                         Redemptions                                 (1,675,476)       (3,921,468)
                                                                                                   ------------------------------
                                                            Net Decrease                             (1,045,081)       (2,953,833)
                                                       Class Z:
                                                         Subscriptions                                   83,983           314,008
                                                         Distributions reinvested                        14,186            11,547
                                                         Redemptions                                    (96,862)          (42,739)
                                                                                                   ------------------------------
                                                            Net Increase                                  1,307           282,816
                                                         Net Decrease from Share Transactions      (133,191,215)     (132,647,887)
                                                                                                   ------------------------------
                                                         Total Decrease in Net Assets               (70,728,342)      (79,746,180)
                                                       --------------------------------------------------------------------------
                                         NET ASSETS    Beginning of period                          753,403,045       833,149,225
                                                       End of period                                682,674,703       753,403,045
                                                       Undistributed net investment income at
                                                         end of period                                   26,800           265,971
                                                       --------------------------------------------------------------------------


                            See Accompanying Notes to Financial Statements. | 23

________________________________________________________________________________
                                                           COLUMBIA LIBERTY FUND



                                                                                                         YEAR ENDED SEPTEMBER 30,
                                                                                                    -----------------------------
                                                                                                        2005              2004
---------------------------------------------------    --------------------------------------------------------------------------
                                  CHANGES IN SHARES    Class A:
                                                         Subscriptions                                3,359,032         4,952,401
                                                         Issued for distributions reinvested          1,242,399         1,622,625
                                                         Redemptions                                (14,180,549)      (15,630,735)
                                                                                                    -----------------------------
                                                            Net Decrease                             (9,579,118)       (9,055,709)
                                                       Class B:
                                                         Subscriptions                                  675,029         1,126,810
                                                         Issued for distributions reinvested            233,718           394,361
                                                         Redemptions                                 (7,641,139)       (9,434,112)
                                                                                                    -----------------------------
                                                            Net Decrease                             (6,732,392)       (7,912,941)
                                                       Class C:
                                                         Subscriptions                                   69,377           112,395
                                                         Issued for distributions reinvested              8,396            13,510
                                                         Redemptions                                   (208,371)         (513,111)
                                                                                                    -----------------------------
                                                            Net Decrease                               (130,598)         (387,206)
                                                       Class Z:
                                                         Subscriptions                                    9,746            38,166
                                                         Issued for distributions reinvested              1,646             1,427
                                                         Redemptions                                    (11,287)           (5,315)
                                                                                                    -----------------------------
                                                            Net Increase                                    105            34,278


24 | See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS __________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND

NOTE 1. ORGANIZATION

Columbia Liberty Fund (the "Fund"), a series of Columbia Funds Trust III (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOALS

The Fund seeks primarily income and capital growth. The Fund's secondary goal is capital preservation.

FUND SHARES

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure. Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within twelve months on an original purchase in accounts aggregating up to $50 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND

exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Fund may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the option of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities, which are the subject of the hedge. The use of the futures contracts involves certain risks, which include:
(1) imperfect correlation between the price movements in interest rate and U.S. Treasury security futures contracts and related options and the price movements in markets for tax-exempt securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. There are several risks in connection with the use of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

The Fund estimates components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended September 30, 2005, permanent book and tax basis differences resulting primarily from differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, paydowns, REIT adjustments, market discount reclassifications and PFIC adjustments were identified and reclassified among the components of the Fund's net assets as follows:

       UNDISTRIBUTED
       NET INVESTMENT      ACCUMULATED NET
           INCOME           REALIZED LOSS        PAID-IN CAPITAL
       ---------------------------------------------------------
         $1,026,778         $(1,023,352)            $(3,426)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended September 30, 2005 and September 30, 2004 was as follows:

                                              SEPTEMBER 30,
                                          2005             2004
   ----------------------------------------------------------------
   DISTRIBUTIONS PAID FROM:
   ----------------------------------------------------------------
     ORDINARY INCOME                   $13,757,230      $17,614,799

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

                             UNDISTRIBUTED
       UNDISTRIBUTED           LONG-TERM         NET UNREALIZED
      ORDINARY INCOME        CAPITAL GAINS        APPRECIATION*
      ---------------------------------------------------------
          $695,177                $ --              $60,441,687

* The differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales, PFIC adjustments and AICPA amortization/accretion adjustments.

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes was:

    UNREALIZED APPRECIATION                        $ 71,104,771
    UNREALIZED DEPRECIATION                         (10,663,084)
    -----------------------------------------------------------
          NET UNREALIZED APPRECIATION              $ 60,441,687

The following capital loss carryforwards, determined as of September 30, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                  YEAR OF                     CAPITAL LOSS
                EXPIRATION                    CARRYFORWARD
                ------------------------------------------
                   2011                        $24,192,876

Capital loss carryforwards of $60,096,297 were utilized during the year ended September 30, 2005 for the Fund.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services. On September 30, 2005, Columbia Management Advisors, Inc. changed its name to Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

         AVERAGE DAILY NET ASSETS            ANNUAL FEE RATE
        ----------------------------------------------------
             FIRST $1 BILLION                     0.55%
        ----------------------------------------------------
        $1 BILLION TO $1.5 BILLION                0.50%
        ----------------------------------------------------
            OVER $1.5 BILLION                     0.45%

For the year ended September 30, 2005, the Fund's effective investment advisory fee rate was 0.55%.

SUB-ADVISORY FEE

Nordea Investment Management North America, Inc. ("NIMNAI") has been retained by Columbia as sub-advisor to the Fund. As the sub-advisor, NIMNAI is responsible for daily investment operations, including placing all orders for the purchase and sale of portfolio securities for the Fund. Columbia, from the investment advisory fee it receives, pays NIMNAI a monthly sub-advisory fee at the annual rate of 0.40% annually of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the year ended September 30, 2005, the effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.031%.

TRANSFER AGENT FEE

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. On August 22, 2005, Columbia Funds Services, Inc. changed its name to Columbia Management Services, Inc. For its services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $28.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND

For the period from September 1, 2005 through October 31, 2005, the Transfer Agent has voluntary agreed to waive a portion of its fees to reflect reduced contractual fees that will be charged to the Fund effective November 1, 2005.

For the year ended September 30, 2005, the Fund's effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.25%.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. changed its name to Columbia Management Distributors, Inc. For the year ended September 30, 2005, the Distributor has retained net underwriting discounts of $18,289 on sales of the Fund's Class A shares and net CDSC fees of $424, $239,616 and $535 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") for Class A, Class B and Class C shares, which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.15% annually of the average daily net assets attributable to the shares issued prior to April 1, 1989 and 0.25% annually of the average daily net assets attributable to outstanding Class A, Class B, and Class C shares issued thereafter. This arrangement results in a service fee that is a blend between the 0.15% and 0.25% annual rates for the Class A, Class B and Class C shares. For the year ended September 30, 2005, the Class A, Class B and Class C shares' effective service fee rate was 0.23%.

The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended September 30, 2005, the Fund paid $2,264 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the year ended September 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $579,088,518 and $721,180,050, respectively, of which $137,899,556 and $137,173,740, respectively, were U.S. Government securities.

NOTE 6. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND

For the year ended September 30, 2005, the Fund did not borrow under this arrangement.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

LEGAL PROCEEDINGS

On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Funds or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

________________________________________________________________________________
SEPTEMBER 30, 2005                                         COLUMBIA LIBERTY FUND

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleged that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs alleged that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. Plaintiffs filed a notice of voluntary dismissal of the lawsuit as to all defendants and all claims, without prejudice, which was so-ordered by the judge on or about November 9, 2005.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings (with the exception of the January 11, 2005 "failure to participate" litigation, which has been dismissed) are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Funds.

For the year ended September 30, 2005, Columbia has assumed $13,276 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS ___________________________________________________________
                                                           COLUMBIA LIBERTY FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                     YEAR ENDED            PERIOD
                                                    SEPTEMBER 30,           ENDED              YEAR ENDED OCTOBER 31,
                                              ------------------------  SEPTEMBER 30,    -----------------------------------
CLASS A SHARES                                  2005            2004    2003 (a)(b)      2002 (b)       2001 (b)    2000 (b)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    7.68      $    7.22   $    6.68       $    7.53     $   10.24   $   10.81
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                          0.15           0.13        0.12            0.16(d)       0.19        0.19
Net realized and unrealized gain (loss)
on investments, foreign currency and
futures contracts                                  0.70           0.51        0.55           (0.84)(d)     (1.70)       0.63
                                              ---------      ---------   ---------       ---------     ---------   ---------
Total from Investment Operations                   0.85           0.64        0.67           (0.68)        (1.51)       0.82
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                        (0.17)         (0.18)      (0.13)          (0.17)        (0.20)      (0.19)
From net realized gains                              --             --          --              --         (1.00)      (1.20)
                                              ---------      ---------   ---------       ---------     ---------   ---------
Total Distributions Declared
to Shareholders                                   (0.17)         (0.18)      (0.13)          (0.17)        (1.20)      (1.39)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $    8.36      $    7.68   $    7.22       $    6.68     $    7.53   $   10.24
Total return (e)                                  11.12%(f)       8.92%      10.13%(g)       (9.19)%      (16.38)%      8.16%
----------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Operating expenses (h)                             1.13%          1.13%       1.23%(i)        1.18%         1.13%       1.06%
Interest expense                                     --             --          --%(i)(j)       --%(j)        --          --
Net Expenses (h)                                   1.13%          1.13%       1.23%(i)        1.18%         1.13%       1.06%
Net investment income (h)                          1.88%          1.73%       1.86%(i)        2.24%(d)      2.29%       1.88%
Waiver/reimbursement                               0.01%            --          --              --            --          --
Portfolio turnover rate                              83%            74%        109%(g)          41%           55%         78%
Net assets, end of period (000's)             $ 545,773      $ 574,954   $ 605,859       $ 624,483     $ 757,467   $ 874,225
----------------------------------------------------------------------------------------------------------------------------

(a)   The Fund has changed its fiscal year end from October 31 to September 30.

(b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.28% to 2.24 %. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

________________________________________________________________________________
                                                           COLUMBIA LIBERTY FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                     YEAR ENDED            PERIOD
                                                    SEPTEMBER 30,           ENDED              YEAR ENDED OCTOBER 31,
                                              ------------------------  SEPTEMBER 30,    -----------------------------------
CLASS B SHARES                                  2005            2004    2003 (a)(b)      2002 (b)       2001 (b)    2000 (b)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    7.68      $     7.21  $    6.67       $    7.51     $   10.22   $   10.79
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                          0.09            0.07       0.07            0.11(d)       0.13        0.12
Net realized and unrealized gain (loss)
on investments, foreign currency and
futures contracts                                  0.70            0.52       0.55           (0.83)(d)     (1.71)       0.62
                                              ---------      ----------  ---------       ---------     ---------   ---------
Total from Investment Operations                   0.79            0.59       0.62           (0.72)        (1.58)       0.74
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                        (0.11)          (0.12)     (0.08)          (0.12)        (0.13)      (0.11)
From net realized gains                              --              --         --              --         (1.00)      (1.20)
                                              ---------      ----------  ---------       ---------     ---------   ---------
Total Distributions Declared
to Shareholders                                   (0.11)          (0.12)     (0.08)          (0.12)        (1.13)      (1.31)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $    8.36      $     7.68  $    7.21       $    6.67     $    7.51   $   10.22
Total return (e)                                  10.30%(f)        8.22%      9.33%(g)       (9.77)%      (17.05)%      7.33%
----------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Operating expenses (h)                             1.88%           1.88%      1.98%(i)        1.93%         1.88%       1.81%
Interest expense                                     --              --         --%(i)(j)       --%(i)        --          --
Net Expenses (h)                                   1.88%           1.88%      1.98%(i)        1.93%         1.88%       1.81%
Net investment income (h)                          1.14%           0.97%      1.11%(i)        1.49%(d)      1.54%       1.13%
Waiver/reimbursement                               0.01%             --         --              --            --          --
Portfolio turnover rate                              83%             74%       109%(g)          41%           55%         78%
Net assets, end of period (000's)             $ 130,724      $  171,775  $ 218,494       $ 252,598     $ 412,639   $ 604,975
----------------------------------------------------------------------------------------------------------------------------

(a)   The Fund has changed its fiscal year end from October 31 to September 30.

(b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 1.53% to 1.49%. The impact to the net investment income and net realized and unrealized gain (loss) per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

________________________________________________________________________________
                                                           COLUMBIA LIBERTY FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                     YEAR ENDED            PERIOD
                                                    SEPTEMBER 30,           ENDED              YEAR ENDED OCTOBER 31,
                                              ------------------------  SEPTEMBER 30,    -----------------------------------
CLASS C SHARES                                  2005            2004    2003 (a)(b)      2002 (b)       2001 (b)    2000 (b)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    7.66      $    7.20  $     6.66       $    7.50     $   10.21   $   10.78
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                          0.09           0.07        0.07            0.11(d)       0.13        0.12
Net realized and unrealized gain (loss)
on investments, foreign currency and
futures contracts                                  0.70           0.51        0.55           (0.83)(d)     (1.71)       0.62
                                              ---------      ---------  ----------       ---------     ---------   ---------
Total from Investment Operations                   0.79           0.58        0.62           (0.72)        (1.58)       0.74
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                        (0.11)         (0.12)      (0.08)          (0.12)        (0.13)      (0.11)
From net realized gains                              --             --          --              --         (1.00)      (1.20)
                                              ---------      ---------  ----------       ---------     ---------   ---------
Total Distributions Declared
to Shareholders                                   (0.11)         (0.12)      (0.08)          (0.12)        (1.13)      (1.31)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $    8.34      $    7.66  $     7.20       $    6.66     $    7.50   $   10.21
Total return (e)                                  10.33%(f)       8.09%       9.34%(g)       (9.78)%      (17.07)%      7.34%
----------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Operating expenses (h)                             1.88%          1.88%       1.98%(i)        1.93%         1.88%       1.81%
Interest expense                                     --             --          --%(i)(j)       --%(j)        --          --
Net Expenses (h)                                   1.88%          1.88%       1.98%(i)        1.93%         1.88%       1.81%
Net investment income (h)                          1.13%          0.97%       1.11%(i)        1.49%(d)      1.54%       1.13%
Waiver/reimbursement                               0.01%            --          --              --            --          --
Portfolio turnover rate                              83%            74%        109%(g)          41%           55%         78%
Net assets, end of period (000's)             $   5,478      $   6,033  $    8,457       $   7,873     $  10,463   $   6,519
----------------------------------------------------------------------------------------------------------------------------

(a)   The Fund has changed its fiscal year end from October 31 to September 30.

(b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 1.53% to 1.49%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

________________________________________________________________________________
                                                           COLUMBIA LIBERTY FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                     YEAR ENDED            PERIOD
                                                    SEPTEMBER 30,           ENDED              YEAR ENDED OCTOBER 31,
                                              ------------------------  SEPTEMBER 30,    -----------------------------------
CLASS C SHARES                                  2005            2004    2003 (a)(b)      2002 (b)       2001 (b)    2000 (b)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    8.15      $    7.65  $     7.07       $    7.95     $   10.75   $   11.28
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (c)                          0.18           0.16        0.14            0.19(d)       0.21        0.22
Net realized and unrealized gain (loss)
on investments, foreign currency and
futures contracts                                  0.74           0.54        0.59           (0.88)(d)     (1.79)       0.67
                                              ---------      ---------  ----------       ---------     ---------   ---------
Total from Investment Operations                   0.92           0.70        0.73           (0.69)        (1.58)       0.89
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                        (0.19)         (0.20)      (0.15)          (0.19)        (0.22)      (0.22)
From net realized gains                              --             --          --              --         (1.00)      (1.20)
                                              ---------      ---------  ----------       ---------     ---------   ---------
Total Distributions Declared
to Shareholders                                   (0.19)         (0.20)      (0.15)          (0.19)        (1.22)      (1.42)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $    8.88      $    8.15  $     7.65       $    7.07     $    7.95   $   10.75
Total return (e)                                  11.33%(f)       9.19%      10.38%(g)       (8.88)%      (16.25)%      8.44%
----------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Operating expenses (h)                             0.90%          0.90%       1.00%(i)        0.95%         0.90%       0.82%
Interest expense                                     --             --          --%(i)(j)       --%(j)        --          --
Net Expenses (h)                                   0.90%          0.90%       1.00%(i)        0.95%         0.90%       0.82%
Net investment income (h)                          2.11%          1.99%       2.00%(i)        2.47%(d)      2.52%       2.12%
Waiver/reimbursement                               0.01%            --          --              --            --          --
Portfolio turnover rate                              83%            74%        109%(g)          41%           55%         78%
Net assets, end of period (000's)             $     700      $     641  $      340       $     137     $      50   $       3
----------------------------------------------------------------------------------------------------------------------------

(a)   The Fund has changed its fiscal year end from October 31 to September 30.

(b) For the period ended September 30, 2003 and the years ended October 31, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from 2.51% to 2.47%. The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(e)   Total return at net asset value assuming all distributions reinvested.

(f) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.

(g)   Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)   Annualized.

(j)   Rounds to less than 0.01%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ________________________
                                                           COLUMBIA LIBERTY FUND

TO THE TRUSTEES OF COLUMBIA FUNDS TRUST III       In our opinion, the accompanying statement of assets and
AND SHAREHOLDERS OF COLUMBIA LIBERTY FUND         liabilities, including the investment portfolio, and the
                                                  related statements of operations and of changes in net
                                                  assets and the financial highlights present fairly, in all material respects, the financial position of the Columbia
                                                  Liberty Fund (the "Fund") (a series of Columbia Fund Trust
                                                  III) at September 30, 2005, the results of its operations
                                                  for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in
                                                  the period then ended, in conformity with accounting
                                                  principles generally accepted in the United States of
                                                  America. These financial statements and financial highlights
                                                  (hereafter referred to as "financial statements") are the
                                                  responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial
                                                  statements in accordance with the standards of the Public
                                                  Company Accounting Oversight Board (United States). Those
                                                  standards require that we plan and perform the audits to
                                                  obtain reasonable assurance about whether the financial
                                                  statements are free of material misstatement. An audit
                                                  includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements,
                                                  assessing the accounting principles used and significant
                                                  estimates made by management, and evaluating the overall
                                                  financial statement presentation. We believe that our
                                                  audits, which included confirmation of securities at
                                                  September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                                                  The financial statements and financial highlights of the
                                                  Fund as of September 30, 2003 and for fiscal periods ending on or prior to September 30, 2003 were audited by other
                                                  independent accountants whose report dated November 14, 2003 expressed an unqualified opinion on those statements and
                                                  highlights.


                                                  PricewaterhouseCoopers LLP
                                                  Boston, Massachusetts
                                                  November 21, 2005


UNAUDITED INFORMATION __________________________________________________________
                                                           COLUMBIA LIBERTY FUND

                                                  FEDERAL INCOME TAX INFORMATION

                                                  52.33% of the ordinary income distributed by the Fund, for the year ended September 30, 2005, qualifies for the
                                                  corporate dividends received deduction.

                                                  For non-corporate shareholders 68.96% or the maximum amount allowable under the Jobs and Growth Tax Relief
                                                  Reconciliation Act of 2003, of income earned by the Fund for the period October 1, 2004 to September 30, 2005 may
                                                  represent qualified dividend income. Final information will be provided in your 2005 1099-Div Form.


TRUSTEES _______________________________________________________________________
                                                           COLUMBIA LIBERTY FUND

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.



NAME, ADDRESS AND AGE, POSITION WITH FUNDS,       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF
YEAR FIRST ELECTED OR APPOINTED TO OFFICE (1)     PORTFOLIOS IN COLUMBIA FUNDS COMPLEX OVERSEEN BY
                                                  TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
DISINTERESTED TRUSTEES

DOUGLAS A. HACKER (Age 49)                        Executive Vice President-Strategy of United Airlines
P.O. Box 66100                                    (airline) since December, 2002 (formerly President of UAL
Chicago, IL 60666                                 Loyalty Services (airline) from September, 2001 to December,
Trustee (since 1996)                              2002; Executive Vice President and Chief Financial Officer
                                                  of United Airlines from July, 1999 to September, 2001;
                                                  Senior Vice President-Finance from March, 1993 to July,
                                                  1999). Oversees 86, Nash Finch Company (food distributor)
                                                  -------------------------------------------------------------

JANET LANGFORD KELLY (Age 47)                     Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law
9534 W. Gull Lake Drive                           firm) since March, 2005; Adjunct Professor of Law,
Richland, MI 49083-8530                           Northwestern University, since September, 2004 (formerly
Trustee (since 1996)                              Chief Administrative Officer and Senior Vice President,
                                                  Kmart Holding Corporation (consumer goods) from September,
                                                  2003 to March, 2004; Executive Vice President-Corporate
                                                  Development and Administration, General Counsel and
                                                  Secretary, Kellogg Company (food manufacturer), from
                                                  September, 1999 to August, 2003; Senior Vice President,
                                                  Secretary and General Counsel, Sara Lee Corporation
                                                  (branded, packaged, consumer-products manufacturer) from
                                                  January, 1995 to September, 1999). Oversees 86, None
                                                  -------------------------------------------------------------

RICHARD W. LOWRY (Age 69)                         Private Investor since August, 1987 (formerly Chairman and
10701 Charleston Drive                            Chief Executive Officer, U.S. Plywood Corporation (building
Vero Beach, FL 32963                              products manufacturer)). Oversees 89 (3), None
Trustee (since 1995)
                                                  -------------------------------------------------------------

CHARLES R. NELSON (Age 62)                        Professor of Economics, University of Washington, since
Department of Economics                           January, 1976; Ford and Louisa Van Voorhis Professor of
University of Washington                          Political Economy, University of Washington, since
Seattle, WA 98195                                 September, 1993 (formerly Director, Institute for Economic
Trustee (since 1981)                              Research, University of Washington from September, 2001 to
                                                  June, 2003); Adjunct Professor of Statistics, University of
                                                  Washington, since September, 1980; Associate Editor, Journal of Money Credit and Banking, since September, 1993;
                                                  consultant on econometric and statistical matters. Oversees
                                                  86, None
                                                  -------------------------------------------------------------

JOHN J. NEUHAUSER (Age 63)                        Academic Vice President and Dean of Faculties since August,
84 College Road                                   1999, Boston College (formerly Dean, Boston College School
Chestnut Hill, MA 02467-3838                      of Management from September, 1977 to August, 1999).
Trustee (since 1985)                              Oversees 89 (3), Saucony, Inc. (athletic footwear)
                                                  -------------------------------------------------------------


________________________________________________________________________________
                                                           COLUMBIA LIBERTY FUND


NAME, ADDRESS AND AGE, POSITION WITH FUNDS,       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF
YEAR FIRST ELECTED OR APPOINTED TO OFFICE (1)     PORTFOLIOS IN COLUMBIA FUNDS COMPLEX OVERSEEN BY
                                                  TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
DISINTERESTED TRUSTEES

PATRICK J. SIMPSON (Age 61)                       Partner, Perkins Coie L.L.P. (law firm). Oversees 86, None
1120 N.W. Couch Street
Tenth Floor
Portland, OR 97209-4128
Trustee (since 2000)
                                                  -------------------------------------------------------------

THOMAS E. STITZEL (Age 69)                        Business Consultant since 1999 (formerly Professor of
2208 Tawny Woods Place                            Finance from 1975 to 1999, College of Business, Boise State
Boise, ID 83706                                   University); Chartered Financial Analyst. Oversees 86, None
Trustee (since 1998)
                                                  -------------------------------------------------------------

THOMAS C. THEOBALD (Age 68)                       Partner and Senior Advisor, Chicago Growth Partners (private
8 Sound Shore Drive,                              equity investing) since September, 2004 (formerly Managing
Suite 285                                         Director, William Blair Capital Partners (private equity
Greenwich, CT 06830                               investing) from September, 1994 to September, 2004).
Trustee and Chairman of the Board (4)             Oversees 86, Anixter International (network support
(since 1996)                                      equipment distributor); Ventas, Inc. (real estate investment trust); Jones Lang LaSalle (real estate management services)
                                                  and Ambac Financial Group (financial guaranty insurance)
                                                  -------------------------------------------------------------

ANNE-LEE VERVILLE (Age 60)                        Retired since 1997 (formerly General Manager, Global
359 Stickney Hill Road                            Education Industry, IBM Corporation (computer and
Hopkinton, NH 03229                               technology) from 1994 to 1997). Oversees 86, Chairman of the
Trustee (since 1998)                              Board of Directors, Enesco Group, Inc. (designer, importer and distributor of giftware and collectibles)
                                                  -------------------------------------------------------------

RICHARD L. WOOLWORTH (Age 64)                     Retired since December, 2003 (formerly Chairman and Chief
100 S.W. Market Street #1500                      Executive Officer, The Regence Group (regional health
Portland, OR 97207                                insurer); Chairman and Chief Executive Officer, BlueCross
Trustee (since 1991)                              BlueShield of Oregon; Certified Public Accountant, Arthur
                                                  Young & Company). Oversees 86, Northwest Natural Gas Co.
                                                  (natural gas service provider)

INTERESTED TRUSTEE

WILLIAM E. MAYER (2) (Age 65)                     Partner, Park Avenue Equity Partners (private equity) since
399 Park Avenue                                   February, 1999 (formerly Partner, Development Capital LLC
Suite 3204                                        from November 1996, to February, 1999). Oversees 89 (3), Lee
New York, NY 10022                                Enterprises (print media), WR Hambrecht + Co. (financial
Trustee (since 1994)                              service provider); Reader's Digest (publishing); OPENFIELD
                                                  Solutions (retail industry technology provider)
                                                  -------------------------------------------------------------

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the Liberty All-Star Funds, currently consisting of 3 funds, which are advised by an affiliate of the Advisor.

(4) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

OFFICERS _______________________________________________________________________
                                                           COLUMBIA LIBERTY FUND


NAME, ADDRESS AND AGE, POSITION WITH
COLUMBIA FUNDS, YEAR FIRST ELECTED OR
APPOINTED TO OFFICE                               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
CHRISTOPHER L. WILSON (Age 48)                    Head of Mutual Funds since August, 2004 and Managing
One Financial Center                              Director of the Advisor since September, 2005; President of
Boston, MA 02111                                  the Columbia Funds, Liberty Funds and Stein Roe Funds since
President (since 2004)                            October, 2004; President and Chief Executive Officer of the
                                                  Nations Funds since January, 2005; President of the Galaxy
                                                  Funds since April, 2005; Director of Bank of America Global
                                                  Liquidity Funds, plc since May, 2005; Director of Banc of
                                                  America Capital Management (Ireland), Limited since May,
                                                  2005; Director of FIM Funding, Inc. since January, 2005;
                                                  Senior Vice President of Columbia Management Distributors,
                                                  Inc. since January, 2005; Director of Columbia Management
                                                  Services, Inc. since January, 2005 (formerly Senior Vice
                                                  President of Columbia Management from January, 2005 to
                                                  August, 2005; Senior Vice President of BACAP Distributors
                                                  LLC from January, 2005 to July, 2005; President and Chief
                                                  Executive Officer, CDC IXIS Asset Management Services, Inc.
                                                  from September, 1998 to August, 2004).
                                                  -------------------------------------------------------------

J. KEVIN CONNAUGHTON (Age 41)                     Treasurer of the Columbia Funds since October, 2003 and of
One Financial Center                              the Liberty Funds, Stein Roe Funds and All-Star Funds since
Boston, MA 02111                                  December, 2000; Managing Director of the Advisor since
Treasurer (since 2000)                            September, 2005 (formerly Vice President of Columbia
                                                  Management from April, 2003 to August, 2005; President of
                                                  the Columbia Funds, Liberty Funds and Stein Roe Funds from
                                                  February, 2004 to October, 2004; Chief Accounting Officer
                                                  and Controller of the Liberty Funds and All-Star Funds from
                                                  February, 1998 to October, 2000); Treasurer of the Galaxy
                                                  Funds since September, 2002 (formerly Treasurer from
                                                  December, 2002 to December, 2004 and President from
                                                  February, 2004 to December, 2004 of the Columbia Management
                                                  Multi-Strategy Hedge Fund, LLC; Vice President of Colonial
                                                  Management Associates, Inc. from February, 1998 to October,
                                                  2000).
                                                  -------------------------------------------------------------

MARY JOAN HOENE (Age 56)                          Senior Vice President and Chief Compliance Officer of the
100 Federal Street                                Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star
Boston, MA 02110                                  Funds since August, 2004; Chief Compliance Officer of the
Senior Vice President and Chief Compliance        Columbia Management Multi-Strategy Hedge Fund, LLC since
Officer (since 2004)                              August 2004; Chief Compliance Officer of the BACAP
                                                  Alternative Multi-Strategy Hedge Fund LLC since October 2004
                                                  (formerly Partner, Carter, Ledyard & Milburn LLP from
                                                  January, 2001 to August, 2004; Counsel, Carter, Ledyard &
                                                  Milburn LLP from November, 1999 to December, 2000; Vice
                                                  President and Counsel, Equitable Life Assurance Society of
                                                  the United States from April, 1998 to November, 1999).
                                                  -------------------------------------------------------------

MICHAEL G. CLARKE (Age 35)                        Chief Accounting Officer of the Columbia Funds, Liberty
One Financial Center                              Funds, Stein Roe Funds and All-Star Funds since October,
Boston, MA 02111                                  2004; Managing Director of the Advisor since September, 2005
Chief Accounting Officer (since 2004)             (formerly Controller of the Columbia Funds, Liberty Funds,
                                                  Stein Roe Funds and All-Star Funds from May, 2004 to
                                                  October, 2004; Assistant Treasurer from June, 2002 to May,
                                                  2004; Vice President, Product Strategy & Development of the
                                                  Liberty Funds and Stein Roe Funds from February, 2001 to
                                                  June, 2002; Assistant Treasurer of the Liberty Funds, Stein
                                                  Roe Funds and the All-Star Funds from August, 1999 to
                                                  February, 2001; Audit Manager, Deloitte & Touche LLP from
                                                  May, 1997 to August, 1999).
                                                  -------------------------------------------------------------

JEFFREY R. COLEMAN (Age 35)                       Controller of the Columbia Funds, Liberty Funds, Stein Roe
One Financial Center                              Funds and All-Star Funds since October, 2004 (formerly Vice
Boston, MA 02111                                  President of CDC IXIS Asset Management Services, Inc. and
Controller (since 2004)                           Deputy Treasurer of the CDC Nvest Funds and Loomis Sayles
                                                  Funds from February, 2003 to September, 2004; Assistant Vice
                                                  President of CDC IXIS Asset Management Services, Inc. and
                                                  Assistant Treasurer of the CDC Nvest Funds from August, 2000 to February, 2003; Tax Manager of PFPC, Inc. from November,
                                                  1996 to August, 2000).
                                                  -------------------------------------------------------------

R. SCOTT HENDERSON (Age 46)                       Secretary of the Columbia Funds, Liberty Funds and Stein Roe
One Financial Center                              Funds since December, 2004 (formerly Of Counsel, Bingham
Boston, MA 02111                                  McCutchen from April, 2001 to September, 2004; Executive
Secretary (since 2004)                            Director and General Counsel, Massachusetts Pension Reserves
                                                  Investment Management Board from September, 1997 to March,
                                                  2001).
                                                  -------------------------------------------------------------


IMPORTANT INFORMATION ABOUT THIS REPORT ________________________________________
                                                           COLUMBIA LIBERTY FUND

TRANSFER AGENT

Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

DISTRIBUTOR

Columbia Management
Distributors, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR

Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Liberty Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

[Photo of eDELIVERY]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

                                                                  --------------
Columbia Liberty Fund  ANNUAL REPORT, SEPTEMBER 30, 2005             PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20
                                                                  --------------


COLUMBIA MANAGEMENT

(c) 2005 Columbia Management Distributorr, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611  www.columbiafunds.com


                                               SHC-42/91123-0905 (11/05) 05/8393

ITEM 2. CODE OF ETHICS.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas
E. Stitzel, Anne-Lee Verville and Richard L. Woolworth, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel, Ms. Verville and Mr. Woolworth are each independent trustees, as defined in paragraph (a)(2) of this item's instructions and collectively constitute the entire Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fee information below is disclosed in aggregate for the series of the registrant whose report to stockholders are included in this annual filing, as well as the series of the registrant whose report to stockholders would have been included in this filing had it not been merged into another fund during the period. Effective March 1, 2004, one of the series of the registrant included in this filing engaged new independent accountants. Unless otherwise noted, fees disclosed below represent fees paid or accrued to the current and predecessor principal accountants while each was engaged by the registrant.

(a) Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended September 30, 2005 and September 30, 2004 are approximately as follows:

                                   2005                           2004
                                  $38,400                        $60,500

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed by the principal accountant for professional services rendered during the fiscal years ended September 30, 2005 and September 30, 2004 are approximately as follows:

                                   2005                           2004
                                  $9,700                         $7,000

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In both fiscal years 2005 and 2004, Audit-Related Fees include certain agreed-upon procedures performed for semi-annual shareholder reports. In fiscal year 2005 Audit-Related Fees also include certain agreed-upon procedures related to the review of the registrant's anti-money laundering program.

(c) Aggregate Tax Fees billed by the principal accountant for professional services rendered during the fiscal years ended September 30, 2005 and September 30, 2004 are approximately as follows:

                                   2005                           2004
                                  $4,700                         $4,800

Tax Fees in both fiscal years 2005 and 2004 consist primarily of the review of annual tax returns and include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. Tax fees for fiscal year 2005 include the review of calculations of required shareholder distributions.

(d) Aggregate All Other Fees billed by the principal accountant for professional services rendered during the fiscal years ended September 30, 2005 and September 30, 2004 are approximately as follows:

                                   2005                           2004
                                    $0                             $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) above.

None of the amounts described in paragraphs (a) through (d) above were approved pursuant to the "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

I. GENERAL OVERVIEW

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds (collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser. The adviser and control affiliates are collectively referred to as "Adviser Entities."

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The Policy does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

II. GENERAL PROCEDURES

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These schedules will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover a one-year period (for example, from June 1 through May 31 of the following year). The Audit Committee will review and approve the types of services and review the projected fees for the next one-year period and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, its investment adviser or a control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

     o A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;

     o The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration;

     o The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request.

     o If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request. Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. CERTAIN OTHER SERVICES PROVIDED TO ADVISER ENTITIES

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an Adviser Entity engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements during the period covered by the Policy) exceeds a pre-determined threshold established by the Audit Committee; the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence with respect to the Funds.

IV. REPORTING TO THE AUDIT COMMITTEE

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

     o    A general description of the services, and

     o    Actual billed and projected fees, and

     o The means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

In addition, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules, that did not require pre-approval under the Policy.

V. AMENDMENTS; ANNUAL APPROVAL BY AUDIT COMMITTEE

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the "de minimis" exception under paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended September 30, 2005 and September 30, 2004 was zero.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended September 30, 2005 and September 30, 2004 are disclosed in (b) through (d) of this Item.

During the fiscal years ended September 30, 2005 and September 30, 2004, there were no Audit-Related Fees or Tax Fees that were approved for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. During the fiscal years ended September 30, 2005 and September 30, 2004, All Other Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were approximately $95,500 and $95,000, respectively. For both fiscal years, All Other Fees consist primarily of internal controls reviews of the registrant's transfer agent.

The percentage of Audit-Related Fees, Tax Fees and All Other Fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during both fiscal years ended September 30, 2005 and September 30, 2004 was zero.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust III
            ------------------------------------------------------------------


By (Signature and Title)            /s/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                November 28, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                November 28, 2005
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By (Signature and Title)            /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date                                November 28, 2005
    --------------------------------------------------------------------------